The latest report from your
Fund's management team

ANNUAL REPORT

Regional
Bank Fund

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS FINUCANE AND THOMAS GOGGINS, PORTFOLIO MANAGERS

John Hancock
Regional Bank Fund

Financial stocks rebound but regional banks still lag

[A 2" x 3" photo bottom right side of John Hancock Regional Bank Fund. Caption below reads "Fund management team members. Standing (l-r):
Jay McKelvey, Lisa Welch and Tom Finucane. Sitting (l-r): Jim Schmidt and Tom Goggins."]

The last 12 months broke down into two distinct periods for financial stocks. From the start of the fiscal year last November into the spring, financial stocks were decidedly out of favor, hurt by rising interest rates and investors' tunnel-vision focus on richly valued, red-hot technology stocks. The picture changed dramatically in early March when technology stocks began a swoon that has lasted through October. Reverting to a more rational mode, investors sought out stocks with valuations that at least bore some connection to earnings prospects. Financial stocks were beneficiaries of this important market shift. The interest-rate-sensitive group was further bolstered by the growing perception that the Federal Reserve was nearing the end of its cycle of tightening and by a summer wave of merger activity.

Bank stocks, however, were the weakest link in the financial sector over the last 12 months. Their rebound was curtailed both in June and again in October by news of earnings shortfalls and increases in non-performing loans.

"Because
the Fund's
primary
focus is
on regional
banks, our
results
lagged the
group..."

Fund performance

Although the Fund ended on a high note, rebounding by 18% in the second half of its fiscal year, the upswing was not enough to overcome the losses in the first half, when bank stocks fell to historically low levels. As a result, John Hancock Regional Bank Fund's Class A, Class B and Class C shares posted total returns of -8.62%, -9.26% and -9.26%, respectively, at net asset value for the year ended October 31, 2000. In the same period the average financial services fund returned 12.33%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions.

[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is Wells Fargo 4.1%, the second is Washington Mutual 3.9%, the third Bank of New York 3.3%, the fourth U.S. Bancorp 3.0% and the fifth FleetBoston 3.0%. A note below the table reads "As a percentage of net assets on October 31, 2000."]

"...we still
anticipate
average
2001 bank
earnings
growth to
be about
8% higher
than this
year's."

Regional bank focus hurts fund

Because the Fund's primary focus is on regional banks, our results lagged the group of Lipper financial services funds, many of which invested in the better-performing securities brokers, asset managers and larger diversified financial firms. Although the majority of our holdings posted earnings results in line with our expectations, we did experience earnings shortfalls in some instances. The problems either stemmed from an increase in non-performing loans -- at such banks as UnionBanCal Corp., Wachovia, SunTrust Banks, First Union and Pacific Century Financial -- or from merger integration issues, which bedeviled Bank One, First Union, U.S. Bancorp, AmSouth Bancorp and Centura Banks. Finally, since we typically invest in the more "traditional" banks, we were underweighted in those that generate mostly fee revenue from investment and processing activities.

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is Golden State Bancorp followed by an up arrow with the phrase "Market embraces thrift whose earnings expand." The second listing is City
National Corp. followed by a sideways arrow with phrase "Roller coaster ride for powerhouse regional." The third listing is Old Kent Financial followed by a down arrow with the phrase "Rising rate concerns." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

A word about asset quality

Since the early 1990s, banks operating in the United States have benefited from an expanding economy and a favorable lending environment that has kept the level of non-performing assets extremely low by historical standards. Therefore, it's not surprising that a slowing economy has caused a pickup in problem loans recently. Even with the increase, however, the level of problem loans still remains low at 0.83% of total assets, as measured by the Keefe Bank Composite. The area experiencing much of the deteriorating credit quality is syndicated loans -- large loans, shared among a consortium of banks, made to companies that are typically rated below investment grade. In particular, loans booked in 1997 and early 1998 -- when lending terms were more flexible and the market was more receptive than it is today to considering marginal credits -- are most vulnerable. While the non-performing loan rate could rise some more, we anticipate that it should remain at a low level (below 1% of total assets) and that the banking industry is establishing adequate loan loss reserves. On an ongoing basis, our team continues to carefully scrutinize the credit risks and prospects of our banks.

Fundamentals better than market thinks

Even with an increase in non-performing assets, a slowdown in loan growth and some compression of net interest margins, we still anticipate average 2001 bank earnings growth to be about 8% higher than this year's. Although this rate is slower than the unsustainable level of the past five years, it is better than the performance of the stocks would indicate.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 5% with -10% at the bottom and 15% at the top. The first bar represents the -8.62% total return for John Hancock Regional Bank Fund Class A. The second bar represents the -9.26% total return for John Hancock Regional Bank Fund Class B. The third bar represents the -9.26% total return for John Hancock Regional Bank Fund Class C. The fourth bar represents the 12.33% total return for Average financial services fund. A note below the chart reads "Total returns for John Hancock Regional Bank Fund are at net asset value with all distributions reinvested. The average financial services fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Mergers still a trend

The trend of industry consolidation is still alive and well, although, as we have discussed in past reports, the level of activity will always depend on market conditions. For much of 2000, merger activity has been slow because banks have resisted being sold at price levels lower than they were two years ago. What's more, investors still remember several of the headline mergers of 1997 and 1998 that have not lived up to expectations, primarily because of the high acquisition costs. Recently, there has been a resurgence of activity, with FleetBoston Financial's announced purchase of Summit Bank and Firstar's acquisition of U.S. Bancorp. Both of these transactions were priced at more realistic levels, thus boosting the chances of success. We could see more consolidation as banks, struggling to increase revenues, use mergers as a means of improving profits through gained operating efficiencies.

Basic strategy intact

Throughout the year, we maintained our long-term strategy of owning regional banks that can produce reliable earnings growth and also have the potential to benefit from industry consolidation. We cut back on the larger, more liquid and higher-priced regionals such as Firstar and Wells Fargo to meet redemptions that occurred during the year. We also sold some of the smaller thrifts in which we had minimal stakes. Not only did we want less exposure to these very rate-sensitive businesses, but we also believe the franchise value that they might realize in an acquisition has eroded.

"We are
encouraged
by the recent
turn of
events for
bank stocks."

Bank stocks remain compelling

We are encouraged by the recent turn of events for bank stocks. Even though further asset-quality announcements could roil the group, there are several factors working in our favor. Interest rates have stabilized, and could even begin to come down as the economy slows, and prospects for further merger activity are good. It appears that the Federal Reserve may have achieved the sought-after "soft landing." This not-too-fast, not-too-slow environment is ideal for bank results. Furthermore, while bank earnings have indeed slowed, the situation is not as negative as the market has reflected to date. That means bank stock valuations remain compelling, with room to advance.

--------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Regional Bank Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for risks associated with industry segment investing before you invest or send money.

CLASS A
For the period ended October 31, 2000
                                                                  SINCE
                                           ONE        FIVE    INCEPTION
                                          YEAR       YEARS      (1/3/92)
                                       -------     -------      -------
Cumulative Total Returns               (13.20%)     83.60%      361.85%
Average Annual Total Returns           (13.20%)     12.92%       18.93%

CLASS B
For the period ended October 31, 2000

                                           ONE        FIVE          TEN
                                          YEAR       YEARS        YEARS
                                       -------     -------      -------
Cumulative Total Returns               (13.31%)     84.79%      744.55%
Average Annual Total Returns           (13.31%)     13.07%       23.78%

CLASS C
For the period ended October 31, 2000
                                                                  SINCE
                                                       ONE    INCEPTION
                                                      YEAR      (3/1/99)
                                                   -------      -------
Cumulative Total Returns                           (10.96%)      (9.38%)
Average Annual Total Returns                       (10.96%)      (5.73%)



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Regional Bank Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index -- an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Regional Bank Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on January 3, 1992, before sales charge, and is equal to $48,621 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $46,190 as of October 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $41,348 as of October 31, 2000.

Line chart with the heading John Hancock Regional Bank Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on October 31, 1990, before sales charge, and is equal to $84,456 as of October 31, 2000. The second line represents the Standard & Poor's 500 Index and is equal to $58,993 as of October 31, 2000.

Line chart with the heading John Hancock Regional Bank Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $11,773 as of October 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Regional Bank Fund on March 1, 1999, before sales charge, and is equal to $9,153 as of October 31, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Regional Bank Fund, after sales charge, and is equal to $9,061 as of October 31, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Regional Bank Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------------------------------
Assets:
Investments at value - Notes C and D:
Common and preferred stocks:
Unaffiliated issuers  (cost - $1,412,364,818)                          $2,898,613,961
Affiliated issuers  (cost - $23,384,137)                                    30,470,135
Bonds (cost - $1,989,560)                                                    2,116,520
Joint repurchase agreement (cost - $55,423,000)                             55,423,000
Corporate savings account                                                          361
                                                                 ---------------------
                                                                         2,986,623,977
Receivable for investments sold                                              8,810,849
Receivable for shares sold                                                     503,705
Dividends receivable                                                         5,192,956
Interest receivable                                                             55,101
Other assets                                                                   290,056

Total Assets                                                             3,001,476,644
                                                                 ---------------------
Liabilities:
Payable for shares repurchased                                               3,366,852
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                                      3,468,373
Accounts payable and accrued expenses                                          639,177
                                                                 ---------------------
Total Liabilities                                                            7,474,402
                                                                 ---------------------
Net Assets:
Capital paid-in                                                          1,255,722,256
Accumulated net realized gain on investments
and foreign currency transactions                                          243,545,139
Net unrealized appreciation of investments                               1,493,462,101
Undistributed net investment income                                          1,272,746
                                                                 ---------------------
Net Assets                                                              $2,994,002,242
                                                                 =====================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
interest outstanding - unlimited number of shares
authorized with no par value)
Class A - $788,432,771/19,024,717                                               $41.44
======================================================================================
Class B - $2,171,550,956/52,706,555                                             $41.20
======================================================================================
Class C - $34,018,515/825,674                                                   $41.20
======================================================================================
Maximum Offering Price Per Share
Class A* - ($41.44/95%)                                                         $43.62
======================================================================================
Class C - ($41.20/99%)                                                          $41.62
======================================================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.



The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 2000
--------------------------------------------------------------------------------------
Investment Income:
Dividends (including $1,464,113 received from
affiliated issuers and net of foreign withholding
taxes of $22,488)                                                         $103,590,392
Interest                                                                     5,446,128
                                                                    ------------------
                                                                           109,036,520
                                                                    ------------------
Expenses:
Investment management fee - Note B                                          24,448,382
Distribution and service fee - Note B
Class A                                                                      2,485,111
Class B                                                                     23,780,833
Class C                                                                        199,974
Transfer agent fee - Note B                                                  8,251,552
Accounting and legal service fee - Note B                                      616,942
Custodian fee                                                                  448,373
Trustees' fees                                                                 243,907
Miscellaneous                                                                  212,846
Printing                                                                       174,214
Registration and filing fees                                                   102,319
Auditing fee                                                                    36,900
Legal fees                                                                      17,796
                                                                    ------------------
Total Expenses                                                              61,019,149
                                                                    ------------------
Net Investment Income                                                       48,017,371
                                                                    ------------------
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold
(including $1,084,337 gain on sales of investments
in affiliated issuers)                                                     313,533,823
Change in net unrealized appreciation (depreciation)
of investments                                                            (965,368,431)
                                                                    ------------------
Net Realized and Unrealized
Loss on Investments                                                       (651,834,608)
                                                                    ------------------
Net Decrease in Net Assets
Resulting from Operations                                                 (603,817,237)
                                                                    ==================

See notes to financial statements.





Statement of Changes in Net Assets
------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED OCTOBER 31,
                                                                       -------------------------------
                                                                             1999              2000
                                                                       --------------   --------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income                                                     $48,177,641      $48,017,371
Net realized gain on investments sold                                     467,488,065      313,533,823
Change in net unrealized appreciation (depreciation) of investments      (204,398,999)    (965,368,431)

Net Increase (Decrease) in Net Assets Resulting from Operations           311,266,707     (603,817,237)
                                                                       --------------   --------------
Distributions to Shareholders:
Dividends from net investment income
Class A - ($0.7040 and $0.8076, per share, respectively)                  (19,540,749)     (16,932,055)
Class B - ($0.3780 and $0.5306, per share, respectively)                  (31,847,104)     (31,809,025)
Class C** - ($0.2622 and $0.5306, per share, respectively)                    (17,644)        (299,402)
Distributions from net realized gain on investments sold
Class A - ($1.4700 and $4.2472, per share, respectively)                  (43,781,790)     (97,505,447)
Class B - ($1.4700 and $4.2472, per share, respectively)                 (132,283,160)    (294,149,675)
Class C** - (none and $4.2472, per share, respectively)                            --         (671,576)
                                                                       --------------   --------------
Total Distributions to Shareholders                                      (227,470,447)    (441,367,180)
                                                                       --------------   --------------
From Fund Share Transactions - Net:*                                    1,239,045,771)    (812,746,101)
                                                                       --------------   --------------
Net Assets:
Beginning of period                                                     6,007,182,271    4,851,932,760
                                                                       --------------   --------------
End of period (including undistributed net investment income
of $2,392,089 and $1,272,746, respectively)                            $4,851,932,760   $2,994,002,242
                                                                       ==============   ==============



Statement of Changes in Net Assets (continued)
------------------------------------------------------------------------------------------------------------
*Analysis of Fund Share Transactions:
                                                                 YEAR ENDED OCTOBER 31,
                                                ------------------------------------------------------------
                                                            1999                          2000
                                                ----------------------------    ----------------------------
                                                  SHARES           AMOUNT         SHARES           AMOUNT
                                                -----------      -----------    -----------      -----------
CLASS A
Shares sold                                      11,641,658     $603,173,333      4,727,605     $178,921,180
Shares issued to shareholders
in reinvestment of distributions                  1,047,363       52,029,344      2,384,851       94,801,691
                                                -----------   --------------    -----------    -------------
                                                 12,689,021      655,202,677      7,112,456      273,722,871
Less shares repurchased                         (18,945,731)    (971,792,774)   (11,631,382)    (436,243,811)
                                                -----------   --------------    -----------    -------------
Net decrease                                     (6,256,710)   ($316,590,097)    (4,518,926)   ($162,520,940)
                                                ===========   ==============    ===========    =============
CLASS B
Shares sold                                       8,751,598     $443,975,183      6,513,223     $250,627,021
Shares issued to shareholders
in reinvestment of distributions                  2,186,603      108,129,488      5,560,487      220,513,818
                                                -----------   --------------    -----------    -------------
                                                 10,938,201      552,104,671     12,073,710      471,140,839
Less shares repurchased                         (29,494,671)  (1,481,370,072)   (30,813,483)  (1,146,976,880)
                                                -----------   --------------    -----------    -------------
Net decrease                                    (18,556,470)   ($929,265,401)   (18,739,773)   ($675,836,041)
                                                ===========   ==============    ===========    =============
CLASS C**
Shares sold                                         138,401       $7,013,754        845,921      $31,338,415
Shares issued to shareholders
in reinvestment of distributions                        321           15,312         20,243          791,546
                                                -----------   --------------    -----------    -------------
                                                    138,722        7,029,066        866,164       32,129,961
Less shares repurchased                              (4,427)        (219,339)      (174,785)      (6,519,081)
                                                -----------   --------------    -----------    -------------
Net increase                                        134,295       $6,809,727        691,379      $25,610,880
                                                ===========   ==============    ===========    =============

** Class C shares commenced operations on March 1, 1999.

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.




Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                    -----------------------------------------------------------------------------
                                         1996            1997            1998            1999             2000
                                    -------------   -------------   -------------   -------------   -------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                  $27.14          $33.99          $48.73          $50.34          $51.21
                                    -------------   -------------   -------------   -------------   -------------
Net Investment Income(1)                     0.63            0.64            0.66            0.68            0.78
Net Realized and Unrealized
Gain (Loss) on Investments                   7.04           15.02            1.99            2.36           (5.49)
                                    -------------   -------------   -------------   -------------   -------------
Total from Investment Operations             7.67           15.66            2.65            3.04           (4.71)
                                    -------------   -------------   -------------   -------------   -------------
Less Distributions:
Dividends from Net
Investment Income                           (0.60)          (0.61)          (0.65)          (0.70)          (0.81)
Distributions from Net
Realized Gain on
Investments Sold                            (0.22)          (0.31)          (0.39)          (1.47)          (4.25)
                                    -------------   -------------   -------------   -------------   -------------
Total Distributions                         (0.82)          (0.92)          (1.04)          (2.17)          (5.06)
                                    -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of
Period                                     $33.99          $48.73          $50.34          $51.21          $41.44
                                    =============   =============   =============   =============   =============
Total Investment Return at
Net Asset Value(2)                         28.78%          46.79%           5.33%           6.24%          (8.62%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $860,843      $1,596,836      $1,500,200      $1,205,712        $788,433
Ratio of Expenses to Average
Net Assets                                  1.36%           1.30%           1.24%           1.27%           1.37%
Ratio of Net Investment
Income to Average Net
Assets                                      2.13%           1.55%           1.23%           1.33%           2.01%
Portfolio Turnover Rate                        8%              5%              5%              4%              5%

CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                  $27.02          $33.83          $48.48          $50.08          $50.94
                                    -------------   -------------   -------------   -------------   -------------
Net Investment Income(1)                     0.42            0.35            0.30            0.35            0.50
Net Realized and Unrealized
Gain (Loss) on Investments                   7.01           14.95            1.97            2.36           (5.46)
                                    -------------   -------------   -------------   -------------   -------------
Total from Investment Operations             7.43           15.30            2.27            2.71           (4.96)
                                    -------------   -------------   -------------   -------------   -------------
Less Distributions:
Dividends from Net
Investment Income                           (0.40)          (0.34)          (0.28)          (0.38)          (0.53)
Distributions from Net
Realized Gain on
Investments Sold                            (0.22)          (0.31)          (0.39)          (1.47)          (4.25)
                                    -------------   -------------   -------------   -------------   -------------
Total Distributions                         (0.62)          (0.65)          (0.67)          (1.85)          (4.78)
                                    -------------   -------------   -------------   -------------   -------------
Net Asset Value, End of
Period                                     $33.83          $48.48          $50.08          $50.94          $41.20
                                    =============   =============   =============   =============   =============
Total Investment Return at
Net Asset Value(2)                         27.89%          45.78%           4.62%           5.55%          (9.26%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                         $2,408,514      $4,847,755      $4,506,983      $3,639,380      $2,171,551
Ratio of Expenses to Average
Net Assets                                  2.07%           2.00%           1.92%           1.92%           2.07%
Ratio of Net Investment
Income to Average Net
Assets                                      1.42%           0.84%           0.56%           0.68%           1.31%
Portfolio Turnover Rate                        8%              5%              5%              4%              5%

See notes to financial statements.



Financial Highlights (continued)
-----------------------------------------------------------------------
                                   PERIOD ENDED              YEAR ENDED
                               OCTOBER 31, 1999(3)     OCTOBER 31, 2000
                               ----------------        ----------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $50.77                  $50.94
                                  -------------           -------------
Net Investment Income(1)                   0.22                    0.32
Net Realized and Unrealized
Gain (Loss) on Investments                 0.21                   (5.28)
                                  -------------           -------------
Total from Investment Operations           0.43                   (4.96)
                                  -------------           -------------
Less Distributions:
Dividends from Net
Investment Income                         (0.26)                  (0.53)
Distributions from Net
Realized Gain on
Investments Sold                             --                   (4.25)
                                  -------------           -------------
Total Distributions                       (0.26)                  (4.78)
                                  -------------           -------------
Net Asset Value, End of
Period                                   $50.94                  $41.20
                                  =============           =============
Total Investment Return at
Net Asset Value(2)                        0.87%(4)               (9.26%)

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $6,841                 $34,019
Ratio of Expenses to Average
Net Assets                                1.97%(5)                2.07%
Ratio of Net Investment
Income to Average Net Assets              0.65%(5)                1.30%
Portfolio Turnover Rate                      4%                      5%

(1)  Based on the average of the shares outstanding at the end of each month.
(2)  Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3)  Class C shares began operations on March 1, 1999.
(4)  Not annualized.
(5)  Annualized.

The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated: net investment income, gains (losses), distributions and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.





Schedule of Investments
October 31, 2000
------------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Regional Bank Fund on October 31, 2000. It's divided into four main categories: common stocks, preferred stocks, bonds, and short-term investments. Common and preferred stocks are further broken down by industry group. Short-term investments, which represent the Fund's
"cash" position, are listed last.

                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION, STATE                                               SHARES           VALUE
--------------------------                                             ----------     --------------
COMMON STOCKS
Money Center Banks (1.67%)
Chase Manhattan Corp. (NY)                                              1,100,310         $50,064,105
                                                                                       --------------
Superregional Banks (28.15%)
Bank of America Corp. (NC)                                              1,471,382          70,718,297
Bank of New York Co., Inc. (NY)                                         1,721,398          99,087,972
Bank One Corp. (OH)                                                     1,500,441          54,766,097
First Union Corp. (NC)                                                  1,576,244          47,779,896
FleetBoston Financial Corp. (MA)                                        2,328,801          88,494,438
KeyCorp (OH)                                                              603,934          14,909,621
Mellon Financial Corp. (PA)                                             1,651,554          79,687,481
National City Corp. (OH)                                                2,407,828          51,467,324
PNC Bank Corp. (PA)                                                       604,900          40,452,688
SunTrust Banks, Inc. (GA)                                               1,121,515          54,743,951
U.S. Bancorp (MN)                                                       3,697,139          89,424,550
Wachovia Corp. (NC)                                                       522,787          28,230,498
Wells Fargo Co. (CA)                                                    2,657,510         123,075,932
                                                                                       --------------
                                                                                          842,838,745
                                                                                       --------------
Banks - United States (51.69%)
ABC Bancorp. (GA)                                                         209,600           1,965,000
AmSouth Bancorp. (AL)                                                   3,896,222          54,303,594
Associated Banc-Corp. (WI)                                                298,176           7,174,860
BancFirst Corp. (OK)                                                      282,454          10,238,957
BancorpSouth, Inc. (MS)                                                   197,350           2,577,884
BancWest Corp. (HI)                                                     2,097,780          42,873,379
Banknorth Group, Inc. (ME)                                              3,533,673          64,047,823
BB&T Corp. (NC)                                                         2,544,545          81,107,372
Brenton Banks, Inc. (IA)                                                  351,799           4,353,512
Bryn Mawr Bank Corp. (PA)                                                 198,900           4,127,175
BSB Bancorp, Inc. (NY)                                                     77,075           1,132,039
BT Financial Corp. (PA)                                                   207,262           4,054,563
Centura Banks, Inc. (NC)                                                  506,525          19,469,554
Chittenden Corp. (VT)                                                     939,989          24,968,458
Citizens Banking Corp. (MI)                                               198,015           4,715,232
City National Corp. (CA)                                                  544,800          18,727,500
Colonial BancGroup, Inc. (AL)                                           1,063,100           9,368,569
Comerica, Inc. (MI)                                                     1,111,697          67,049,225
Commerce Bancshares, Inc. (MO)                                          1,150,282          41,338,259
Commercial Bankshares, Inc. (FL)                                          199,052           3,433,647
Community Bank System, Inc. (NY)                                          142,500           3,462,750
Community First Bankshares, Inc. (ND)                                     756,950          11,732,725
Compass Bancshares, Inc. (AL)                                           1,905,125          34,649,461
Cullen/Frost Bankers, Inc. (TX)                                         2,032,350          67,702,659
F & M National Corp. (VA)                                                 139,424           3,607,596
Fifth Third Bancorp (OH)                                                  697,375          35,827,640
Firstbank Corp. (MI)                                                      116,480           2,344,160
First Citizens BancShares, Inc.
(Class A) (NC)                                                             77,344           5,723,456
First Republic Bank* (CA)                                                 259,162           7,029,769
First Source Corp. (IN)                                                   136,500           2,141,344
First State Bancorp. (NM)                                                 159,750           1,837,125
First Tennessee National Corp. (TN)                                     2,551,300          58,679,900
First Virginia Banks, Inc. (VA)                                            96,749           4,002,990
Firstar Corp. (WI)                                                      3,756,619          73,958,436
FirstMerit Corp. (OH)                                                     212,181           4,840,379
F.N.B. Corp. (PA)                                                         250,737           5,390,845
Fulton Financial Corp. (PA)                                               548,086          11,989,381
Hancock Holding Co. (MS)                                                  326,200          10,152,975
Hibernia Corp. (Class  A) (LA)                                            439,800           5,250,112
Hudson United Bancorp. (NJ)                                               639,781          14,315,100
IBERIABANK Corp. (LA)                                                     275,000           5,482,812
Independent Bank Corp. (MA)                                               820,000           8,815,000
Integra Bank Corp., (IN)                                                   95,634           2,468,553
Interchange Financial Services Corp. (NJ)                                 323,625           4,328,484
M&T Bank Corp. (NY)                                                       607,653          30,504,181
Marshall & Ilsley Corp. (WI)                                              685,480          31,060,812
Mercantile Bankshares Corp. (MD)                                          833,050          31,343,506
Mississippi Valley Bancshares, Inc. (MO)                                  250,800           6,599,175
National Commerce Bancorp. (TN)                                         2,576,201          54,744,271
North Fork Bancorp., Inc. (NY)                                          3,508,227          70,822,333
North Valley Bancorp. (CA)                                                204,200           2,348,300
Old Kent Financial Corp. (MI)                                             972,875          26,936,477
Pacific Century Financial Corp. (HI)                                       28,366             359,894
Provident Bankshares Corp. (MD)                                           409,180           7,748,846
Provident Financial Group, Inc. (OH)                                      151,539           4,584,055
Regions Financial Corp. (AL)                                              862,500          20,322,656
Riggs National Corp. (DC)                                                 202,000           2,272,500
Seacoast Banking Corp. (Class A) (FL)                                     169,800           4,223,775
Simmons First National Corp.
(Class A) (AR)                                                            306,500           6,072,531
Sky Financial Group, Inc. (OH)                                            333,863           5,550,472
SouthTrust Corp. (AL)                                                   1,376,150          44,552,856
Southwest Bancorp., Inc. (OK)                                             135,000           1,932,188
Southwest Bancorp. of Texas, Inc.* (TX)                                    97,600           3,562,400
State Street Corp. (MA)                                                   249,000          31,060,260
Sterling Bancshares, Inc. (TX)                                            357,430           6,143,328
Summit Bancorp. (NJ)                                                    1,754,725          65,802,188
Susquehanna Bancshares, Inc. (PA)                                         669,693           9,459,414
TCF Financial Corp. (MN)                                                1,179,942          47,713,905
Texas Regional Bancshares, Inc.
(Class A) (TX)                                                            412,500          12,323,438
TriCo Bancshares (CA)                                                     332,575           5,154,913
Trustmark Corp. (MS)                                                      297,000           5,643,000
UnionBanCal Corp. (CA)                                                  1,952,900          41,010,900
Union Planters Corp. (TN)                                                 578,067          19,545,891
Westamerica Bancorp. (CA)                                                 715,575          25,715,977
Whitney Holding Corp. (LA)                                                427,300          15,783,394
Zions Bancorp. (UT)                                                       936,500          53,790,219
                                                                                       --------------
                                                                                        1,547,448,309
                                                                                       --------------
Thrifts (15.92%)
Ambanc Holding Co., Inc. (NY)                                             207,100           3,197,106
Astoria Financial Corp. (NY)                                              855,000          32,062,500
Bank United Corp. (Class A) (TX)                                          153,600           8,707,200
BostonFed Bancorp., Inc. (MA)                                             330,700           6,035,275
Charter One Financial, Inc. (OH)                                        3,755,356          86,138,478
Commercial Federal Corp. (NE)                                           1,372,682          24,021,935
Dime  Bancorp.,  Inc. (NY)                                              1,349,500          32,978,406
Dime Community Bancshares., Inc. (NY)                                     264,900           5,877,469
First Federal Capital Corp. (WI)                                          280,000           3,290,000
First Financial Holdings, Inc. (SC)                                       177,000           2,986,875
GA Financial, Inc. (PA)                                                   334,500           4,683,000
Golden State Bancorp., Inc.* (CA)                                         954,686          24,941,172
GreenPoint Financial Corp. (NY)                                         2,158,000          64,200,500
Independence Community Bank
Corp. (NY)                                                                331,200           4,864,500
MAF Bancorp., Inc. (IL)                                                   526,743          12,641,832
MASSBANK Corp. (MA)                                                       136,400           4,006,750
Medford Bancorp., Inc. (MA)                                               208,500           2,866,875
Pamrapo Bancorp., Inc. (NJ)                                                86,000           1,752,250
PFF Bancorp., Inc. (CA)                                                   190,000           3,515,000
Roslyn Bancorp., Inc. (NY)                                                105,062           2,278,532
Washington Federal, Inc. (WA)                                           1,053,964          23,516,572
Washington Mutual, Inc. (WA)                                            2,639,474         116,136,856
Webster Financial Corp. (CT)                                              140,000           3,412,500
WSFS Financial Corp. (DE)                                                 239,400           2,603,475
                                                                                       --------------
                                                                                          476,715,058
                                                                                       --------------
Banks - Foreign (0.30%)
Popular, Inc. (Puerto Rico)                                               320,500           8,913,906
                                                                                       --------------
TOTAL COMMON STOCKS,
(Cost $1,432,598,955)                                                     (97.73%)      2,925,980,123
                                                                        ---------      --------------
PREFERRED STOCKS
Banks - United States (0.10%)
Chevy Chase Pref. Capital Corp., Ser A,
10.375% (MD)                                                               18,000             913,500
First Preferred Capital I, 9.25% (MO)                                      75,000           1,830,473
First Source Capital Trust I, 9.00% (IN)                                   15,000             360,000
                                                                                       --------------
TOTAL PREFERRED STOCKS,
(Cost $3,150,000)                                                          (0.10%)          3,103,973
                                                                        ---------      --------------
TOTAL COMMON AND PREFERRED STOCKS
(Cost $1,435,748,955)                                                     (97.83%)      2,929,084,096
                                                                        ---------      --------------

                                                          INTEREST       PAR VALUE           MARKET
ISSUER, DESCRIPTION                                         RATE       (000s OMITTED)         VALUE
-------------------                                       --------      ------------      -----------
BONDS (0.07%)
Susquehanna Bancshares, Inc.,
Sub Deb 02-01-05                                            9.00%          $2,000          $2,116,520
                                                                                       --------------
TOTAL BONDS
(Cost $1,989,560)                                                          (0.07%)          2,116,520
                                                                        ---------      --------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.85%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. - Dated
10-31-00, due 11-01-00
(Secured by U.S. Treasury
Bonds, 7.125% thru 13.250%,
due 05-15-14 thru 02-15-23)
- Note A                                                    6.56           55,423          55,423,000
                                                                                       --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company
Daily Interest Savings Account
Current Rate 5.20%                                                                                361
                                                                                       --------------
TOTAL SHORT-TERM INVESTMENTS                                               (1.85%)         55,423,361
                                                                        ---------      --------------
TOTAL INVESTMENTS                                                         (99.75%)      2,986,623,977
                                                                        ---------      --------------
OTHER ASSETS AND LIABILITIES, NET                                          (0.25%)          7,378,265
                                                                        ---------      --------------
TOTAL NET ASSETS                                                         (100.00%)     $2,994,002,242
                                                                        =========      ==============

 * Non-income producing security.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Regional Bank Fund

NOTE A--
ACCOUNTING POLICIES

John Hancock Regional Bank Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to achieve long-term capital appreciation primarily from a portfolio of equity securities of regional banks and lending institutions.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes, and are accrued as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

DISCOUNT ON SECURITIES The Fund accretes discount from par value on securities purchased from either the date of issue or the date of purchase over the life of the security, as required by the Internal Revenue Code.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration among other things, the nature and type of expense and the relative size of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The Fund had no borrowing activity under the line of credit during the year ended October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B--
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $356,412 with regard to sales of Class A shares. Of this amount, $53,496 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $188,613 was paid as sales commissions to unrelated broker-dealers and $114,303 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $144,821 with regard to sales of Class C shares. Of this amount, $144,343 was paid as sales commissions to unrelated broker-dealers and $478 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $12,928,392 for Class B shares and $29,447 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C--
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $158,008,564 and $1,230,889,781, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $1,494,659,805. Gross unrealized appreciation and depreciation of investments aggregated $1,503,394,555 and $11,430,744, respectively, resulting in net unrealized appreciation of $1,491,963,811.

NOTE D--
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized gain on investments of $69,381,769, a decrease in accumulated net investment income of $96,232 and an increase in capital paid-in of $69,478,001. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to treatment of real estate investment trusts in computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.

NOTE E--
TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS

Affiliated issuers, as defined by the Investment Company Act of 1940, are those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the year ended October 31, 2000 is set forth below.

                                                 ACQUISITIONS       DISPOSITIONS
                                   BEGINNING   ------------------------------------   ENDING
                                       SHARE    SHARE             SHARE                SHARE    REALIZED     DIVIDEND       ENDING
AFFILIATE                             AMOUNT   AMOUNT     COST   AMOUNT        COST   AMOUNT  GAIN (LOSS)      INCOME        VALUE
---------                          -----------------------------------------------------------------------------------------------
BostonFed Bancorp., Inc.(MA)         330,700      --        --       --           --  330,700          --    $125,666   $6,035,275
Catskill Financial Corp. (NY)        210,000      --        --  210,000   $2,309,923       --     $46,171      23,100           --
CCF Holding Co. (GA)                  49,687      --        --   49,687      434,747       --     (33,735)     11,925           --
Commercial Bankshares, Inc. (FL)     189,574      --        --       --           --  199,052(1)        6     107,488    3,433,647
Elmira Savings Bank (NY)              38,531      --        --   38,531      885,099       --     453,789      12,330           --
First Federal Bancorp (MN)           126,000      --        --  126,000      960,718       --     245,218          --           --
First Source Capital Trust II,
  8.14% (IN)                          40,000      --        --   40,000      857,471       --    (142,529)     59,200           --
GA Financial, Inc. (PA)              384,500      --        --   50,000      609,104  334,500      34,104      61,520    4,683,000
IFC Capital Trust I,  9.25% (IN)     160,000      --        --  160,000    3,779,874       --    (220,126)    370,000           --
Independent Bank Corp. (MA)          820,000      --        --       --           --  820,000          --     328,000    8,815,000
Logansport Financial Corp. (IN)       77,500      --        --   77,500      650,497       --    (142,982)      8,525           --
North Valley Bancorp. (CA)           181,700  22,500  $235,031       --           --  204,200          --      77,930    2,348,300
NS&L Bancorp. (MO)                    42,000      --        --   42,000      416,735       --     (33,890)      6,720           --
Prestige Bancorp Inc. (PA)            98,015      --        --   98,015      970,960       --     (55,956)     12,742           --
Sobieski Bancorp., Inc. (IN)          40,000      --        --   40,000      399,987       --     (48,763)         --           --
Sterling Bancshares
  Capital Trust I,
  9.28% (TX)                          60,000      --        --   60,000    1,417,453       --     (82,547)     69,594           --
Texarkana First Financial Corp.
  (AR)                               124,800      --        --  124,800    2,786,111       --   1,011,285      21,216           --
TriCo Bancshares (CA)                324,075   8,500   138,406       --           --  332,575          --     128,089    5,154,913
WesterFed Financial Corp. (MT)       250,426      --        --  250,426    3,525,841       --      54,292      40,068           --
                                                      --------           -----------           ----------  ----------  -----------
                                                      $373,437           $20,004,520           $1,084,337  $1,464,113  $30,470,135
                                                      ========           ===========           ==========  ==========  ===========

(1) Reflects 5% stock dividend payments as of December 10, 1999.




REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock Regional Bank Fund and the Trustees of John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Regional Bank Fund (the "Fund") (a series of John Hancock Investment Trust II) at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000


TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 2000.

The Fund designated distributions to shareholders of $461,823,148 as capital gain dividends.

With respect to the dividends paid by the Fund for the fiscal year ended October 31, 2000, 100.00% of the dividends qualify for the corporate dividends-received deduction.

Shareholders will be mailed a 2000 U.S. Treasury Department
Form 1099-DIV in January 2001. This will reflect the tax character of all distributions for the calendar year 2000.



NOTES

John Hancock Funds -- Regional Bank Fund



NOTES

John Hancock Funds -- Regional Bank Fund



NOTES

John Hancock Funds -- Regional Bank Fund



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of the shareholders of the John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

0100A  10/00
       12/00






The latest report from your
Fund's management team

ANNUAL REPORT

Small Cap
Value Fund

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President
and Chief Executive Officer
William L. Braman
Executive Vice President
and Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116-5072



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks - technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY TIMOTHY E. QUINLISK, CFA, PORTFOLIO MANAGEMENT TEAM LEADER,
AND R. SCOTT MAYO, CFA, PORTFOLIO MANAGER

[A 2" x 3" photo bottom middle of page of John Hancock Small Cap Value Fund. Caption below reads "Tim Quinlisk."]

John Hancock
Small Cap Value Fund

Small caps benefit as investors avoid high-priced sectors

Small-capitalization stocks posted strong gains for the year ended
October 31, 2000, with the Russell 2000 Index climbing 17.41% compared with 6.08% for the Standard & Poor's 500 Index. Small caps first surged ahead late last year and early this year, as investors began recognizing how attractive their stock prices and earnings looked compared with more expensive large-cap names. Technology and telecommunications stocks led the market's charge until March when interest rate concerns finally caused a shift toward stocks with more reasonable valuations. Small caps -- especially safe-haven, value sectors like financials, health care and energy -- benefited throughout the spring and summer. Stable interest rates also revived earnings prospects for many technology names, which rebounded during the third quarter. But signs of slower economic growth early in the fall hurt the earnings outlooks for many technology and telecom companies, causing their stock prices to slide once again.

Fund strategy and performance

In this environment, John Hancock Small Cap Value Fund benefited from sticking to its disciplined strategy of investing in great businesses whose stocks are selling at a discount compared with the company's true value. The Fund's Class A, Class B and Class C shares returned 37.75%, 36.73% and 36.82%, respectively, at net asset value, for the year ended October 31, 2000. By comparison, the average small-cap core fund returned 26.64% during the same period, according to Lipper, Inc.1 Keep in mind that your net asset value return will differ from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. For historical performance information, please turn to pages six and seven.

"...a shift
toward
stocks
with more
reasonable
valuations."

Technology and cap goods winners

Technology, the market's top performing sector for the year, accounted for over 20% of the Fund's net assets. Among our best performing and largest names were Aspen Technology, a company that specializes in making software for process-oriented industries like oil, chemicals, paper and pulp, and Wind River Systems, the leading supplier of software for embedded microprocessor systems. Thanks to increased demand for their products, both companies saw their stock prices more than double during the period. A higher-than-average stake in top-performing capital goods stocks also boosted performance. Oak Industries, which makes components for the cable, TV, wireless and fiber-optics markets, did exceptionally well when it was bought out by Corning, a leading manufacturer of fiber for fiber-optics networks. Amphenol, a manufacturer of connectors for the cable, wireless and aerospace industries, and Vicor, a maker of modular systems, also turned in stellar results, thanks to strong and growing demand for their products.

[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is Hain Celectial Group 6.6%, the second is Vicor 5.3%, the third ACNielsen 4.5%, the fourth Alpha Industries 3.8% and the fifth Sensormatic Electronics 3.6%. A note below the table reads "As a percentage of net assets on October 31, 2000."]

 "...disciplined
strategy of
investing in
great busi-
nesses whose
stocks are
selling at a
discount..."

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is Vicor followed by an up arrow with the phrase "Strong products, strong sales." The second listing is Corinthian Colleges followed by an up arrow with phrase "Attractive revenue from growing enrollment." The third listing is Viant followed by a down arrow with the phrase
"Slowdown in demand and funding." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

Gains from education and buy-outs

The Fund's stake in Corinthian Colleges and Career Education, both of which own and operate for-profit colleges, also aided performance. Each enjoyed strong revenues, earnings and cash flows, due to growing enrollment trends. As investors looked for less economically sensitive names with highly predictable revenues, these stocks took off. Another top performer was Heidrick & Struggles International, a leading executive search firm, which we sold this summer when it reached our price target. Finally, we owned stocks that were bought out at premiums by larger firms that recognized their true worth. These included Dexter, a specialty chemicals company with a biotechnology subsidiary; Financial Security Assurance Holdings, a global municipal bond insurer; and Metamor Worldwide, an information-technology consulting firm.

Disappointments in telecom

The Fund's higher-than-average stake in telecommunications hurt performance. Many companies suffered earnings disappointments related to concerns about funding the build out of their networks. This, combined with increased competition caused all telecom stocks to suffer. We took advantage of market weakness and boosted our stakes in companies like Alaska Communications Systems Holdings, CFW Communications and CTC Communications Group. We believe these are great companies with good franchises, very little financial risk and strong long-term potential. As investors recognize that they are performing in line with expectations, we expect to see the stock prices improve. Our investments in e-commerce consulting firms like Viant and Xpedior also took a beating. Many companies in this area had their funding cut off and also experienced a temporary slowdown in demand. We believe huge pent-up demand will eventually re-ignite the stocks.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 10% with 0% at the bottom and 50% at the top. The first bar represents the 37.75% total return for John Hancock Small Cap Value Fund Class A. The second bar represents the 36.80% total return for John Hancock Small Cap Value Fund Class B. The third bar represents the 36.82% total return for John Hancock Small Cap Value Fund Class C. The fourth bar represents the 26.64% total return for Average small-cap core fund. A note below the chart reads "Total returns for John Hancock Small Cap Value Fund are at net asset value with all distributions reinvested. The average small-cap core fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Buying opportunities

We recently built large stakes in several new names, including Hain Celestial Group, a leader in natural, organic and specialty foods. Most of the company's sales currently come from natural food stores. Hain is beginning, however, to penetrate large supermarket chains, which offer huge growth potential. In addition, we expect the company's recent merger with Celestial Seasonings to produce new revenue synergies and cost savings. Another recent purchase was Alpha Industries, a company with specialized radio frequency technology that is in a strong position to benefit from growth in both the wire-line and wireless markets. We also added companies like Pegasus Communications, a large direct broadcast satellite company focused on rural markets; Valassis Communications, which does freestanding ad inserts for Sunday newspapers; and Casella Waste Systems, a solid waste collection company. These are excellent businesses that should do well even if the economy slows.

"Fortunately,
investor
concerns are
already
factored into
many stock
prices."

Optimistic outlook

Small-cap valuations and growth prospects remain attractive, but selectivity - picking the winners and sidestepping the losers - will be key as economic growth slows. Fortunately, investor concerns are already factored into many stock prices. Plus, economic growth is forecast to remain positive with interest rates staying stable or heading lower. All of this bodes well for the future. We've focused on beaten-down sectors like technology and telecom, while trimming our stake in energy stocks, which appear near full valuation. We're especially optimistic because so many of the Fund's investments -- including ACNielsen, which provides market research to retailers; Iron Mountain, a document storage company; and Sensormatic Electronics, which makes electronic tags to prevent shoplifting -- have great businesses with recurring revenues that are not yet reflected in their stock prices.

------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Small Cap Value Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus carefully before you invest or send money.

CLASS A
For the period ended October 31, 2000
                                                                   SINCE
                                            ONE         FIVE     INCEPTION
                                           YEAR        YEARS      (1/3/94)
                                         -------      -------      -------
Cumulative Total Returns                  30.85%      179.58%      241.37%
Average Annual Total Returns(1)           30.85%       22.83%       19.71%

CLASS B
For the period ended October 31, 2000
                                                                   SINCE
                                            ONE         FIVE     INCEPTION
                                           YEAR        YEARS      (1/3/94)
                                         -------      -------      -------
Cumulative Total Returns                  31.80%      182.34%      242.38%
Average Annual Total Returns(1)           31.80%       23.07%       19.76%

CLASS C
For the period ended October 31, 2000
                                                       SINCE
                                            ONE     INCEPTION
                                           YEAR       (5/1/98)
                                         -------      -------
Cumulative Total Returns                  34.47%       73.54%
Average Annual Total Returns(1)           34.47%       24.65%

Note to Performance
(1) Since its inception in 1994 until March 1999, the Adviser voluntarily limited the Fund's expenses, including the management fee (but not including the transfer fee and the 12b-1 fee), to the extent required to prevent expenses from exceeding 0.40% of the Fund's net asset value. Without the limitation of expenses, the average annual total returns for the five-year period and since inception for Class A would have been 22.42% and 18.79%, respectively. The average annual total returns for the five-year period and since inception for Class B shares would have been 22.66% and 18.84%, respectively. The average annual total return since inception for Class C would have been 24.39%. Effective March 1, 1999, the Adviser removed the subsidy on all share classes of the Small Cap Value Fund.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Small Cap Value Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Russell 2000 Index, which is an unmanaged small-cap index composed of 2,000 U.S. stocks. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Small Cap Value Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on January 3, 1994, before sales charge, and is equal to $35,994 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $34,147 as of October 31, 2000. The third line represents the Russell 2000 Index and is equal to $21,141 as of October 31, 2000.

Line chart with the heading John Hancock Small Cap Value Fund Class B*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are two lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on January 3, 1994, before sales charge, and is equal to $34,238 as of October 31, 2000. The second line represents the Russell 2000 Index and is equal to $21,141 as of October 31, 2000.

Line chart with the heading John Hancock Small Cap Value Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Small Cap Value Fund on May 1, 1998, before sales charge, and is equal to $17,536 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Small Cap Value Fund, after sales charge, and is equal to $17,360 as of October 31, 2000. The third line represents the Russell 2000 Index and is equal to $10,627 as of October 31, 2000.

*No contingent deferred sales charge applicable.



FINANCIAL STATEMENTS

John Hancock Funds -- Small Cap Value Fund


The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on April 30, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
------------------------------------------------------------------------
Assets:
Investments at value - Note C:
Common stocks (cost - $557,128,170)                         $558,791,347
Preferred stocks (cost - $555,000)                               377,400
                                                            ------------
                                                             559,168,747
Receivable for investments sold                               29,284,967
Receivable for shares sold                                     2,647,355
Other assets                                                       3,719
                                                            ------------
Total Assets                                                 591,104,788
                                                            ------------
Liabilities:
Due to custodian                                               5,437,101
Payable for shares repurchased                                   508,795
Payable for investments purchased                             10,391,295
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                                          489,366
Accounts payable and accrued expenses                            130,700
                                                            ------------
Total Liabilities                                             16,957,257
                                                            ------------
Net Assets:
Capital paid-in                                              527,659,045
Accumulated net realized gain on investments,
financial futures contracts and foreign currency
transactions                                                  45,004,525
Net unrealized appreciation of investments                     1,485,577
Accumulated net investment loss                                   (1,616)
                                                            ------------
Net Assets                                                  $574,147,531
                                                            ============
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial
interest outstanding - unlimited number of shares
authorized with no par value)
Class A - $276,104,498/12,507,825                                 $22.07
========================================================================
Class B - $249,039,550/11,576,175                                 $21.51
========================================================================
Class C - $49,003,483/2,277,668                                   $21.51
========================================================================
Maximum Offering Price Per Share
Class A * - ($22.07/95%)                                          $23.23
========================================================================
Class C - ($21.51/99%)                                            $21.73
========================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains for the period stated.

Statement of Operations
Year ended October 31, 2000
------------------------------------------------------------------------
Investment Income:
Interest                                                      $1,568,671
Dividends (net of foreign withholding taxes of $62,321)          708,691
Securities lending income - Note A                               260,567
                                                            ------------
                                                               2,537,929
                                                            ------------
Expenses:
Investment management fee - Note B                             2,806,863
Distribution and service fee - Note B
Class A                                                          520,935
Class B                                                        1,995,951
Class C                                                          273,777
Transfer agent fee - Note B                                      975,140
Registration and filing fees                                     183,062
Custodian fee                                                     91,237
Accounting and legal services fee - Note B                        75,925
Auditing fee                                                      39,164
Miscellaneous                                                     22,314
Interest expense                                                  20,928
Printing                                                          16,141
Trustees' fees                                                    14,193
Legal fees                                                         3,482
                                                            ------------
Total Expenses                                                 7,039,112
                                                            ------------
Net Investment Loss                                           (4,501,183)
                                                            ------------
Realized and Unrealized Gain (Loss) on Investments,
Financial Futures Contracts and Foreign Currency Transaction
Net realized gain on investments sold                         63,160,881
Net realized loss on financial futures contracts              (7,896,772)
Net realized loss on foreign currency transactions                  (117)
Change in net unrealized appreciation (depreciation)
of investments                                               (19,598,936)
                                                            ------------
Net Realized and Unrealized
Gain on Investments, Financial
Futures Contracts and Foreign
Currency Transactions                                         35,665,056
                                                            ------------
Net Increase in Net Assets
Resulting from Operations                                    $31,163,873
                                                            ============

See notes to financial statements.





The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------

                                                                       YEAR ENDED OCTOBER 31,
                                                                  -----------------------------
                                                                      1999             2000
                                                                  ------------     ------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment loss                                                  ($762,666)    ($4,501,183)
Net realized gain on investments sold, financial futures
contracts and foreign currency transactions                         12,813,230       55,263,992
Change in net unrealized appreciation (depreciation)
of investments                                                      23,034,773      (19,598,936)
                                                                  ------------     ------------
Net Increase in Net Assets Resulting from Operations                35,085,337       31,163,873
                                                                  ------------     ------------
Distributions to Shareholders:
Distributions from net realized gain on investments sold,
financial futures contracts and foreign currency transactions
Class A - ($0.1253 and $1.3733 per share, respectively)               (260,355)      (4,269,349)
Class B - ($0.1253 and $1.3733 per share, respectively)               (359,406)      (6,425,707)
Class C - ($0.1253 and $1.3733 per share, respectively)                 (4,996)        (367,562)
                                                                  ------------     ------------
Total Distributions to Shareholders                                   (624,757)     (11,062,618)
                                                                  ------------     ------------
From Fund Share Transactions - Net:*                                42,574,046      423,424,243
                                                                  ------------     ------------
Net Assets:
Beginning of period                                                 53,587,407      130,622,033
                                                                  ------------     ------------
End of period (including accumulated net investment loss
of $1,332 and $1,616, respect                                     $130,622,033     $574,147,531
                                                                  ============     ============

Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------

*Analysis of Fund Share Transactions:
                                                                                  YEAR ENDED OCTOBER 31,
                                                                  ------------------------------------------------------------
                                                                              1999                             2000
                                                                  -----------------------------     --------------------------
                                                                        SHARES           AMOUNT         SHARES          AMOUNT
                                                                  ------------      -----------     ----------     -----------
CLASS A
Shares sold                                                          2,467,123      $36,131,692     13,252,711    $306,712,105
Shares issued to shareholders in reinvestment of distributions          21,741          244,370        221,599       3,908,920
                                                                  ------------      -----------     ----------    ------------
                                                                     2,488,864       36,376,062     13,474,310     310,621,025
Less shares repurchased                                             (1,574,480)     (21,507,175)    (3,962,243)    (91,425,410)
                                                                  ------------      -----------     ----------    ------------
Net increase                                                           914,384      $14,868,887      9,512,067    $219,195,615
                                                                  ============      ===========     ==========    ============
CLASS B
Shares sold                                                          3,082,751      $44,813,213      9,065,610    $201,422,685
Shares issued to shareholders in reinvestment of distributions          28,600          318,057        286,237       4,953,134
                                                                  ------------      -----------     ----------    ------------
                                                                     3,111,351       45,131,270      9,351,847     206,375,819
Less shares repurchased                                             (1,548,060)     (20,164,373)    (2,199,261)    (48,686,548)
                                                                  ------------      -----------     ----------    ------------
Net increase                                                         1,563,291      $24,966,897      7,152,586    $157,689,271
                                                                  ============      ===========     ==========    ============
CLASS C
Shares sold                                                            194,189       $2,882,311      2,268,701     $51,415,807
Shares issued to shareholders in reinvestment of distributions             443            4,931         13,580         234,874
                                                                  ------------      -----------     ----------    ------------
                                                                       194,632        2,887,242      2,282,281      51,650,681
Less shares repurchased                                                (11,678)        (148,980)      (226,965)     (5,111,324)
                                                                  ------------      -----------     ----------    ------------
Net increase                                                           182,954       $2,738,262      2,055,316     $46,539,357
                                                                  ============      ===========     ==========    ============

See notes to financial statements.





The Financial Highlights summarizes the impact of the following factors on a single share for each period indicated:
net investment income, gains (losses), distributions and total investment return of each class. It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important relationships between some items presented in the financial statements are expressed in ratio form.

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------

                                      YEAR ENDED DECEMBER 31,                              YEAR ENDED OCTOBER 31,
                                 ------------------------------     PERIOD ENDED         -------------------------
                                  1995        1996       1997    OCTOBER 31, 1998(1)      1999              2000
                                 -------     -------     ------  ------------------      -------          --------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                          $8.99      $10.39     $10.32        $12.27             $10.82            $17.27
                                 -------     -------     ------        ------            -------          --------
Net Investment Income
(Loss)(2)                           0.21        0.14       0.06          0.02              (0.09)            (0.18)
Net Realized and Unrealized
Gain (Loss) on Investments          1.60        1.17       2.52         (1.47)              6.67              6.35
                                 -------     -------     ------        ------            -------          --------
Total from Investment Operations    1.81        1.31       2.58         (1.45)              6.58              6.17
                                 -------     -------     ------        ------            -------          --------
Less Distributions:
Dividends from Net
Investment Income                  (0.20)      (0.14)     (0.03)           --                 --                --
Distributions from Net Realized
Gain on Investments Sold           (0.21)      (1.24)     (0.60)           --              (0.13)            (1.37)
                                 -------     -------     ------        ------            -------          --------
Total Distributions                (0.41)      (1.38)     (0.63)           --              (0.13)            (1.37)
                                 -------     -------     ------        ------            -------          --------
Net Asset Value, End of
Period                            $10.39      $10.32     $12.27        $10.82             $17.27            $22.07
                                 =======     =======     ======        ======            =======          ========
Total Investment Return at
Net Asset Value(3)                20.26%      12.91%     25.25%       (11.82%)(4)         61.39%            37.75%
Total Adjusted Investment
Return at Net Asset
Value(3,5)                        19.39%      12.20%     24.65%       (12.33%)(4)         61.24%                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                   $12,845     $15,853    $20,961       $22,528            $51,746           $276,104
Ratio of Expenses to Average
Net Assets                         0.98%       0.99%      0.99%         1.01%(6)           1.39%              1.36%
Ratio of Adjusted Expenses
to Average Net Assets(7)           1.85%       1.70%      1.59%         1.62%(6)           1.54%                --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                         2.04%       1.31%      0.47%         0.25%(6)          (0.67%)           (0.77%)
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(7)              1.17%       0.60%     (0.13%)       (0.36%)(6)         (0.82%)               --
Portfolio Turnover Rate               9%         72%       140%           69%               140%               36%
Fee Reduction Per Share(2)         $0.09       $0.08      $0.07         $0.06              $0.02                --





Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------

                                      YEAR ENDED DECEMBER 31,                              YEAR ENDED OCTOBER 31,
                                 ------------------------------     PERIOD ENDED         -------------------------
                                  1995        1996       1997    OCTOBER 31, 1998(1)      1999              2000
                                 -------     -------     ------  ------------------      -------          --------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                          $9.00      $10.38     $10.31        $12.21             $10.71            $16.98
                                 -------     -------    -------       -------            -------           -------
Net Investment Income
(Loss)(2)                           0.12        0.07      (0.03)        (0.04)             (0.18)            (0.31)
Net Realized and Unrealized
Gain (Loss) on Investments          1.59        1.17       2.53         (1.46)              6.58              6.21
                                 -------     -------    -------       -------            -------           -------
Total from Investment Operations    1.71        1.24       2.50         (1.50)              6.40              5.90
                                 -------     -------    -------       -------            -------           -------
Less Distributions:
Dividends from Net
Investment Income                  (0.12)      (0.07)        --            --                 --                --
Distributions from Net Realized
Gain on Investments Sold           (0.21)      (1.24)     (0.60)           --              (0.13)            (1.37)
                                 -------     -------    -------       -------            -------           -------
Total Distributions                (0.33)      (1.31)     (0.60)           --              (0.13)            (1.37)
                                 -------     -------    -------       -------            -------           -------
Net Asset Value, End of
Period                            $10.38      $10.31     $12.21        $10.71             $16.98            $21.51
                                 =======     =======    =======       =======            =======           =======
Total Investment Return at
Net Asset Value(3)                19.11%      12.14%     24.41%       (12.29%)(4)         60.33%            36.80%
Total Adjusted Investment
Return at Net Asset
Value(3,5)                        18.24%      11.43%     23.81%       (12.80%)(4)         60.18%                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                   $16,994     $22,097    $35,033       $30,637            $75,103           $249,040
Ratio of Expenses to Average
Net Assets                         1.73%       1.69%      1.69%         1.71%(6)           2.06%              2.06%
Ratio of Adjusted Expenses
to Average Net Assets(7)           2.60%       2.40%      2.29%         2.32%(6)           2.21%                --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                         1.21%       0.62%     (0.24%)       (0.45%)(6)         (1.34%)           (1.38%)
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(7)              0.34%      (0.09%)    (0.84%)       (1.06%)(6)         (1.49%)               --
Portfolio Turnover Rate               9%         72%       140%           69%               140%               36%
Fee Reduction Per Share(2)         $0.09       $0.08      $0.07         $0.06              $0.02                --



Financial Highlights (continued)
------------------------------------------------------------------------------------------------------------------

                                                               YEAR ENDED OCTOBER 31,
                                        PERIOD ENDED         -------------------------
                                     OCTOBER 31, 1998(8)      1999              2000
                                     ----------------        -------           -------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                   $13.39            $10.71            $16.97
                                           -------           -------           -------
Net Investment Loss(2)                       (0.03)            (0.19)            (0.34)
Net Realized and Unrealized
Gain (Loss) on Investments                   (2.65)             6.58              6.25
                                           -------           -------           -------
Total from Investment Operations             (2.68)             6.39              5.91
                                           -------           -------           -------
Less Distributions:
Distributions from Net
Realized Gain on
Investments Sold                                --             (0.13)            (1.37)
                                           -------           -------           -------
Net Asset Value, End of
Period                                      $10.71            $16.97            $21.51
                                           =======           =======           =======
Total Investment Return at
Net Asset Value(3)                         (20.01%)(4)        60.24%            36.82%
Total Adjusted Investment
Return at Net Asset
Value(3,5)                                 (20.32%)(4)        60.09%               --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                                $422            $3,774           $49,003
Ratio of Expenses to Average
Net Assets                                   1.71%(6)          2.09%             2.07%
Ratio of Adjusted Expenses
to Average Net Assets(7)                     2.32%(6)          2.29%                --
Ratio of Net Investment Loss
to Average Net Assets                       (0.54%)(6)        (1.43%)           (1.50%)
Ratio of Adjusted Net
Investment Loss to Average
Net Assets(7)                               (1.15%)(6)        (1.58%)               --
Portfolio Turnover Rate                        69%              140%               36%
Fee Reduction Per Share(2)                   $0.04             $0.02                --


(1) Effective October 31, 1998, the fiscal year end changed from December 31 to October 31.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) Not annualized.
(5) An estimated total return calculation that does not take into consideration expense reductions by the Adviser during the periods shown.
(6) Annualized.
(7) Unreimbursed, without fee reduction.
(8) Class C shares began operations on May 1, 1998.

See notes to financial statements.





Schedule of Investments
October 31, 2000
------------------------------------------------------------------------

The Schedule of Investments is a complete list of all securities owned by the Small Cap Value Fund on October 31, 2000. It's divided into two main categories: common stocks and preferred stocks. Common and preferred stocks and bonds are further broken down by industry group.

                                                                        NUMBER OF        MARKET
ISSUER, DESCRIPTION                                                      SHARES           VALUE
-------------------                                                    ----------     ------------
COMMON STOCKS
Advertising (1.51%)
Penton Media, Inc.                                                        284,000       $8,679,750
                                                                                      ------------
Aerospace (0.61%)
Innovative Solutions & Support, Inc.*                                     194,450        3,500,100
                                                                                      ------------
Broker Services (0.91%)
Jefferies Group, Inc.                                                     191,500        5,218,375
                                                                                      ------------
Business Services - Misc. (10.84%)
ACNielsen Corp.*                                                        1,085,750       25,990,141
Iron Mountain, Inc.*                                                      463,400       15,668,712
Sensormatic Electronics Corp*                                           1,144,500       20,601,000
                                                                                      ------------
                                                                                        62,259,853
                                                                                      ------------
Computers (18.25%)
Aspen Technology, Inc.*                                                   433,850       17,923,428
AXENT Technologies, Inc.*                                                 757,800       14,540,287
Bell & Howell Co.*                                                        625,200       11,878,800
Diversinet Corp.* (Canada)                                                511,150        3,130,794
Electronics for Imaging, Inc.*                                            547,300        8,483,150
Hyperion Solutions Corp.*                                                 194,150        2,718,100
NetRatings, Inc.*                                                         227,500        4,095,000
Parametric Technology Corp.*                                              680,750        8,381,734
PSINet, Inc.*                                                             701,220        4,667,531
Student Advantage, Inc.*                                                  992,400        3,721,500
UNOVA, Inc.*                                                            1,982,000        9,538,375
Viant Corp.*                                                            1,018,950        6,050,016
Wind River Systems, Inc.*                                                 207,375        8,515,336
Xpedior, Inc.*                                                            598,300        1,121,813
                                                                                      ------------
                                                                                       104,765,864
                                                                                      ------------
Containers (2.49%)
Pactiv Corp.*                                                           1,359,850       14,278,425
                                                                                      ------------
Diversified Manufacturing Operations (1.87%)
Pittston Brink's Group                                                    677,300       10,752,138
                                                                                      ------------
Electronics (11.62%)
Alpha Industries, Inc.                                                    543,000       21,652,125
Amphenol Corp. (Class A)*                                                 136,700        8,782,975
ESCO Technologies, Inc.                                                   251,750        4,578,703
Micro Component Technology, Inc.*                                         325,000        1,462,500
Vicor Corp.*                                                              559,950       30,237,300
                                                                                      ------------
                                                                                        66,713,603
                                                                                      ------------
Finance (2.41%)
NOVA Corp. (Georgia)*                                                     882,800       13,848,925
                                                                                      ------------
Food (6.55%)
Hain Celestial Group, Inc.*                                               948,250       37,633,672
                                                                                      ------------
Insurance (1.04%)
StanCorp Financial Group, Inc.                                            147,150        5,996,363
                                                                                      ------------
Machinery (2.79%)
Applied Science & Technology, Inc.*                                       588,950        8,466,156
Zebra Technologies Corp. (Class A)*                                       172,150        7,542,322
                                                                                      ------------
                                                                                        16,008,478
                                                                                      ------------
Media (4.84%)
Pegasus Communications Corp.*                                             512,600       18,229,338
Regent Communications, Inc.*                                              943,100        5,658,600
Sinclair Broadcast Group, Inc. (Class A)*                                 423,000        3,899,552
                                                                                      ------------
                                                                                        27,787,490
                                                                                      ------------
Medical (4.00%)
Covance, Inc.*                                                          1,223,400       10,551,825
DENTSPLY International, Inc.                                              257,500        8,932,031
Shire Pharmaceuticals Group Plc*
(United Kingdom)                                                          170,000        3,455,998
                                                                                      ------------
                                                                                        22,939,854
                                                                                      ------------
Printing - Commercial (2.78%)
Valassis Communications, Inc.*                                            575,000       15,956,250
                                                                                      ------------
Resorts/Theme Parks (2.60%)
Six Flags, Inc.                                                           955,600       14,931,250
                                                                                      ------------
Retail (2.53%)
Pathmark Stores, Inc.*                                                    733,000       11,498,938
Ruddick Corp.                                                             229,250        3,008,906
                                                                                      ------------
                                                                                        14,507,844
                                                                                      ------------
Schools/Education (5.83%)
Career Education Corp.*                                                   419,800       16,241,012
Corinthian Colleges, Inc.*                                                249,400       17,239,775
                                                                                      ------------
                                                                                        33,480,787
                                                                                      ------------
Telecommunications (12.31%)
Alaska Communications Systems
Holdings, Inc.*                                                           881,200        6,003,175
ANTEC Corp.*                                                            1,249,350       15,226,453
CFW Communications Co.                                                    644,000       12,799,500
Commonwealth Telephone
Enterprises, Inc.*                                                        157,420        5,450,667
CT Communications, Inc.                                                   132,500        2,658,281
CTC Communications Group, Inc.*                                         1,309,500       12,644,925
Intermedia Communications, Inc.*                                          441,550        9,769,294
Motient Corp.*                                                            505,000        6,123,125
                                                                                      ------------
                                                                                        70,675,420
                                                                                      ------------
Waste Disposal Service & Equipment (1.54%)
Casella Waste Systems, Inc.*                                            1,019,500        8,856,906
                                                                                      ------------
TOTAL COMMON STOCKS
(Cost $557,128,170)                                                       (97.32%)     558,791,347
                                                                         --------     ------------
PREFERRED STOCKS
Real Estate Investment Trust (0.07%)
Anthracite Capital,  Inc.,
10% Ser A/I (r)                                                            22,200          377,400
                                                                                      ------------
TOTAL PREFERRED STOCKS
(Cost $555,000)                                                            (0.07%)         377,400
                                                                         --------     ------------
TOTAL INVESTMENTS                                                         (97.39%)     559,168,747
                                                                         --------     ------------
OTHER ASSETS AND LIABILITIES, NET                                          (2.61%)      14,978,784
                                                                         --------     ------------
TOTAL NET ASSETS                                                         (100.00%)    $574,147,531
                                                                         ========     ============

*   Non-income producing security.

    Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

(r) The security listed below is a direct placement security and is restricted as to resale. The Fund has limited rights to registration under the Securities
    Act of 1933 with respect to restricted securities (not including Rule 144A securities). In certain circumstances the Fund may bear a portion of the cost of such registrations; otherwise, such costs would be borne by the issuer.
    Additional information on this restricted security is as follows:

                                                              MARKET VALUE
                                                             AS A PERCENTAGE     MARKET VALUE
                                ACQUISITION     ACQUISITION    OF FUND'S            AS OF
                                   DATE             COST       NET ASSETS     OCTOBER 31, 2000
                                   ----            -----       ----------     ------------------
Anthracite Capital, Inc.
(Preferred Stock)                 5-15-00        $555,000         0.07%           $377,400
                                                 ========         =====           ========

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Small Cap Value Fund

NOTE A--
ACCOUNTING POLICIES

John Hancock Small Cap Value Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses, which are not readily identifiable to a specific fund, will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks, which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the periods for which loans were outstanding amounted to $1,921,000. The weighted average interest rate was 7.02%. Interest expense includes $1,748 paid under the line of credit. At October 31, 2000, there were no outstanding borrowings under the line of credit.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2000, the Fund loaned securities having a market value of $12,718,625 collateralized by securities in the amount of $12,782,389.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts at October 31, 2000.

FINANCIAL FUTURES CONTRACTS The Fund may buy and sell financial futures contracts for speculative purposes and/or to hedge against the effects of fluctuations in interest rates, currency exchange rates and other market conditions. Buying futures tends to increase the Fund's exposure to the underlying instrument. Selling futures tends to decrease the Fund's exposure to the underlying instrument or hedge other Fund instruments. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or U.S. government securities, known as "initial margin," equal to a certain percentage of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodities exchange on which it trades. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility that there may be an illiquid market and/or that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

For federal income tax purposes, the amount, character and timing of the Fund's gains and/or losses can be affected as a result of futures contracts.

The Fund had no open financial futures contracts at October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B--
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of 0.70% of the Fund's average daily net asset value.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $773,471 with regard to sales of Class A shares. Of this amount, $92,890 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $519,517 was paid as sales commissions to unrelated broker-dealers and $161,064 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C shares retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $253,429 with regard to sales of Class C shares. Of this amount, $250,157 was paid as sales commissions to unrelated broker-dealers and $3,272 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $349,272 for Class B shares and $14,802 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C--
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $651,106,888 and $264,791,140, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (excluding corporate savings account) for federal income tax purposes was $560,723,535. Gross unrealized appreciation and depreciation of investments aggregated $112,165,190 and $113,719,978, respectively, resulting in net unrealized depreciation of $1,554,788.

NOTE D--
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized gain on investments of $9,893,904, a decrease in accumulated net investment loss of $4,500,899 and an increase in capital paid-in of $5,393,005. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss and organizational costs in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles and the Fund's use of the tax accounting practice known as equalization. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees and Shareholders of John Hancock Investment Trust II,
John Hancock Small Cap Value Fund

We have audited the accompanying statement of assets and liabilities of John Hancock Small Cap Value Fund (the "Fund"), one of the portfolios constituting John Hancock Investment Trust II, including the schedule of investments, as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian and brokers, and other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the John Hancock Small Cap Value Fund portfolio of John Hancock Investment Trust II at October 31, 2000, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.

/S/ ERNST & YOUNG LLP

Boston, Massachusetts
December 4, 2000

TAX INFORMATION NOTICE (UNAUDITED)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund during its taxable year ended October 31, 2000.

With respect to the distribution paid by the Fund for the fiscal year ended October 31, 2000, 1.60% of the distributions qualify for the dividends received deduction available to corporations.

The Fund designated distributions to shareholders of $3,819,093 as long-term capital gain dividends. The Fund did not pay any ordinary income dividends during the fiscal year ended October 31, 2000.

Shareholders will be mailed a 2000 U.S. Treasury Department Form 1099-DIV in January of 2001. This will reflect the total of all distributions which are taxable for calendar year 2000.



NOTES

John Hancock Funds -- Small Cap Value Fund



NOTES

John Hancock Funds -- Small Cap Value Fund



NOTES

John Hancock Funds -- Small Cap Value Fund



[A 1 1/2" x 1/2" John Hancock (Signature) logo in upper left hand corner.]

John Hancock Funds, Inc.
Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
1-800-554-6713 TDD
1-800-338-8080 EASI-Line

www.jhfunds.com

Bulk Rate
U.S. Postage
PAID
Randolph, MA
Permit No. 75

This report is for the information of the shareholders of the John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

[A recycled logo in lower left hand corner with caption "Printed on Recycled Paper."]

3700A  10/00
       12/00






The latest report from your
Fund's management team

ANNUAL REPORT

Financial
Industries Fund

OCTOBER 31, 2000

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS".]



TRUSTEES
Dennis S. Aronowitz*
Stephen L. Brown
Richard P. Chapman, Jr.
William J. Cosgrove*
Leland O. Erdahl
Richard A. Farrell
Maureen R. Ford
Gail D. Fosler
William F. Glavin
Dr. John A. Moore
Patti McGill Peterson
John W. Pratt*
*Members of the Audit Committee

OFFICERS
Stephen L. Brown
Chairman
Maureen R. Ford
Vice Chairman, President and
Chief Executive Officer
William L. Braman
Executive Vice President and
Chief Investment Officer
Susan S. Newton
Vice President and Secretary
James J. Stokowski
Vice President and Treasurer
Thomas H. Connors
Vice President and Compliance Officer

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AGENT
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

INVESTMENT ADVISER
John Hancock Advisers, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

PRINCIPAL DISTRIBUTOR
John Hancock Funds, Inc.
101 Huntington Avenue
Boston, Massachusetts 02199-7603

LEGAL COUNSEL
Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110



CEO CORNER

[A 1" x 1" photo of Maureen R. Ford, Vice Chairman, President and Chief Executive Officer, flush right next to second paragraph.]

DEAR FELLOW SHAREHOLDERS:

After providing investors with sky-high returns for the last five years, the financial markets have brought investors back down to earth in 2000. Rising interest rates and oil prices, the prospects of a slowing economy and earnings fears all caught up with pricey growth stocks -- technology in particular. A dramatic plunge in the spring and again in the fall caused the major indexes to end October in negative territory for the year to date. The tech-heavy NASDAQ Composite Index was hardest hit, returning -17.19% year to date through October.

But there is a silver lining. Investors have finally turned their attention to broader swaths of the market, including old economy stocks in sectors like financials, health care and energy, that combined both strong fundamentals and more attractive valuation levels. Since April, less expensive value stocks have outperformed growth stocks.

Bonds also began to make a comeback as the year progressed and investors grew more confident that the series of Fed rate hikes might be coming to an end. Pockets of strength have emerged there, including municipal bonds and longer-maturity Treasury bonds. The 30-year bond, for instance, returned 13.53% year to date through October.

The market's shifts in leadership so far this year highlight one of the key investment tenets that we can't emphasize enough: investing should be a marathon, not a sprint. If your portfolio is diversified and you have an up-to-date financial plan crafted with an investment professional to meet your goals, it becomes easier to ride out the market's short-term ups and downs. It could also provide you with a greater chance of success over time.

Sincerely,

/S/ MAUREEN R. FORD

MAUREEN R. FORD, VICE CHAIRMAN, PRESIDENT AND CHIEF EXECUTIVE OFFICER



BY JAMES K. SCHMIDT, CFA, PORTFOLIO MANAGEMENT TEAM LEADER, AND
THOMAS GOGGINS AND THOMAS FINUCANE, PORTFOLIO MANAGERS

[A 2" x 3" photo bottom right side of John Hancock Financial Industries Fund. Caption below reads "Fund management team members. Standing (l-r):
Jay McKelvey, Lisa Welch and Tom Finucane. Seated (l-r): Jim Schmidt and Tom Goggins."]

John Hancock
Financial Industries Fund

Financial stocks rebound stongly as rates stabilize, mergers pick up

Financial stocks started the fiscal year last November in the doldrums, hit by a combination of rising interest rates -- as the Federal Reserve tried to slow the economy to prevent inflation -- and investors' tunnel-vision focus on the technology sector. But the tide turned decidedly positive this spring, when tech stocks began a swoon that has lasted through October and interest rates stabilized. Also working in financial stocks' favor were a series of big-name mergers that were prompted by the passage of historic financial reform legislation at the beginning of the Fund's fiscal year last November. The best performers were the asset managers and brokerage houses, while some banks reported earnings disappointments. With the favorable turn in financial stocks' fortunes, the S&P Financial Index rose 16.30% for the year ending October 31, 2000. That far exceeded the 6.08% result of the broader market, as measured by the Standard & Poor's 500 Index.

"...Fund
 benefited
 even more
 than its
 peers
 from the
 upswing..."

Fund outperforms peers

John Hancock Financial Industries Fund benefited even more than its peers from the upswing in financial stocks as the year progressed. For the 12 months ended October 31, 2000, the Fund's Class A, Class B and Class C shares posted total returns of 26.57%, 25.74% and 25.68%, respectively, at net asset value. By contrast, the average financial services fund returned 12.33%, according to Lipper, Inc.1 Keep in mind that your net asset value return will be different from the Fund's performance if you were not invested in the Fund for the entire period and did not reinvest all distributions. Historical performance information can be found on pages six and seven.

[Table at top left-hand column entitled "Top Five Stock Holdings." The first listing is AFLAC 3.6%, the second is Marsh & McLennan 3.4%, the third State Street Corp. 3.4%, the fourth American Express 3.3% and the fifth Charles Schwab 3.2%. A note below the table reads "As a percentage of net assets on October 31, 2000."]

"...biggest
 contributor
 to our out
 performance
 was our
 overweighting
 in the
 brokers and
 asset
 managers."

Brokers, asset managers strong

By far the biggest contributor to our outperformance was our overweighting in the brokers and asset managers. They rode a wave of high-priced takeovers that emerged in the wake of the Gramm-Leach-Bliley Act -- legislation that dropped the barriers preventing banks, brokers and insurers from affiliating. Over the summer, Chase Manhattan bank bought J.P. Morgan, UBS announced plans to buy investment banker PaineWebber and Credit Suisse Group bought Donaldson, Lufkin and Jenrette.

We also benefited from having shifted away from the regional brokers last year to the wire house brokerage names, like Morgan Stanley Dean Witter, Merrill Lynch, PaineWebber and Lehman Brothers Holdings. Although these were all big contributors to our performance, they gave back some of their gains as the tech-heavy NASDAQ Composite Index declined, because fears rose that underwriting, trading and merger activity would slow in the next several quarters. We're still positive on the group, however, because the level of investment advisory activity is still extraordinarily good and the underwriting calendar should pick up again once the market firms up.

[Table at bottom of left-hand column entitled "Scorecard." The header for the left column is "Investment" and the header for the right column is "Recent Performance...And What's Behind The Numbers." The first listing is AFLAC followed by an up arrow with the phrase "New ad campaign boosts visibility of life insurer." The second listing is Amvescap followed by an up arrow with phrase "Robust asset growth." The third listing is CIT Group followed by a down arrow with the phrase "General malaise in commercial finance." A note below the table reads "See 'Schedule of Investments,' Investment holdings are subject to change."]

On the asset manager side, the biggest contributor to Fund performance was Amvescap, which has increased its stature this year through the success of asset gathering at its AIM and Invesco subsidiaries. The stalwart insurance broker Marsh & McLennan also served us well, partly because of the upturn in the property and casualty insurance business, but also because of its strong Putnam asset manager arm.

Property and casualty makes a comeback

For much of the year, our life insurance companies, including AXA Financial, AFLAC and Reinsurance Group of America, were better performers than the property and casualty insurers, which have struggled for the last five years in a very competitive pricing environment. But in the last four weeks of the period, the global pricing cycle for property and casualty companies finally began to turn upward, so we started to shift some of our insurance assets back to this group. For example, we took some profits in AXA Financial and bought reinsurance property and casualty companies XL Capital Ltd., Everest Re Group, Ltd. and Ace Ltd.

More mergers

Merger activity was not limited to the brokers and asset managers. The ball started rolling in January when broker Charles Schwab bought U.S. Trust. It continued in the spring when European insurance company Dexia bought Financial Security Assurance, a U.S.-based company that provides municipal bond insurance. Citigroup also bought the remaining portion of Travelers Property Casualty. In September, Citigroup announced another acquisition, of consumer lender Associates First Capital. Other deals included life insurance company AXA Financial, which was bought back by its French parent.

[Bar chart at top of left hand column with the heading "Fund Performance." Under the heading is a note that reads "For the year ended October 31, 2000." The chart is scaled in increments of 5% with 0% at the bottom and 30% at the top. The first bar represents the 26.57% total return for John Hancock Financial Industries Fund Class A. The second bar represents the 25.74% total return for John Hancock Financial Industries Fund Class B. The third bar represents the 25.68% total return for John Hancock Financial Industries Fund Class C. The fourth bar represents the 12.33% total return for Average financial services fund. A note below the chart reads "Total returns for John Hancock Financial Industries Fund are at net asset value with all distributions reinvested. The average financial services fund is tracked by Lipper, Inc.1 See the following two pages for historical performance information."]

Bank selections mostly help

As the more traditional banks struggled during the year, we managed to sidestep much of the trouble. For the most part, we focused on the trust banks like State Street Corp., Bank of New York and Northern Trust Corp., which have held up the best because of their recurring revenue streams from their main advisory and custody businesses. They also have less exposure to credit risk, since their loan activity is either small or nonexistent. Our regional banks were mixed. Wells Fargo and FleetBoston Financial did well, as they successfully navigated their way through acquistions. On the other hand, First Tennessee, Wachovia and Firstar were tarnished by earnings disappointments.

Euro decline hurts

Perhaps the biggest disappointments were our European financial stocks. While their fundamental results were sound, the steady decline of the euro caused erosion of value for U.S. dollar-based investors. We remain confident that the ongoing force of mergers, pan-European activity and the further development of European capital markets -- fostered in part by the new euro common currency -- will provide longer-term benefits.

"The prospects
 for financial
 stocks
 continue to
 get brighter."

Outlook bright

The prospects for financial stocks continue to get brighter. In the short term, the economic environment is improving, as it becomes clearer that we're moving toward conditions that are better for financial stocks: stable interest rates, more moderate, yet sustainable, economic growth and contained inflation. What's more, we have only just begun to see the powerful results of the merger trend spawned by the Gramm-Leach-Bliley Act, and we expect more consolidation to follow. Looking longer term, the demographics favor our group, as more people seek financial help and services, to the advantage of life insurers, brokers and asset managers in particular.

-------------------------------------------------------------------------
This commentary reflects the views of the portfolio managers through the end of the Fund's period discussed in this report. Of course, the managers' views are subject to change as market and other conditions warrant.

International investing involves special risks such as political, economic and currency risks and differences in accounting standards and financial reporting. Sector investing is subject to greater risks than the market as a whole.

1 Figures from Lipper, Inc. include reinvested dividends and do not take into account sales charges. Actual load-adjusted performance is lower.



A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock Financial Industries Fund. Total return measures the change in value of an investment from the beginning to the end of a period, assuming all distributions were reinvested.

For Class A shares, total return figures include an up-front maximum applicable sales charge of 5%. Class B performance reflects a maximum contingent deferred sales charge (maximum 5% and declining to 0% over six years). Class C performance includes an up-front sales charge of 1% and a contingent deferred sales charge (maximum 1% declining to 0% after one year).

All figures represent past performance and are no guarantee of future results. Keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please read your prospectus for risks associated with industry segment investing before you invest or send money.

CLASS A
For the period ended October 31, 2000
                                                         SINCE
                                               ONE     INCEPTION
                                              YEAR     (3/14/96)
                                             ------    ---------
Cumulative Total Returns                     20.23%      143.44%
Average Annual Total Returns(1)              20.23%       21.17%

CLASS B
For the period ended October 31, 2000
                                                         SINCE
                                               ONE     INCEPTION
                                              YEAR     (1/14/97)
                                             ------    ---------
Cumulative Total Returns                     20.74%       72.02%
Average Annual Total Returns(1)              20.74%       15.37%

CLASS C
For the period ended October 31, 2000
                                                         SINCE
                                               ONE     INCEPTION
                                              YEAR      (3/1/99)
                                             ------    ---------
Cumulative Total Returns                     23.43%       26.08%
Average Annual Total Returns                 23.43%       14.90%

Note to Performance

(1) Prior to November 1, 1997, the Adviser had agreed to limit the Fund's expenses for Class A and Class B shares to 0.90% of the Fund's average net asset value, including the management fee (but not including a 12b-1 fee). Without the limitation of expenses, the average annualized return since inception for Class A shares would have been 20.31%. The average annualized return since inception for Class B shares would have been 15.31%.



WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock Financial Industries Fund would be worth, assuming all distributions were reinvested for the period indicated. For comparison, we've shown the same $10,000 investment in the Standard & Poor's 500 Index. The Standard & Poor's 500 Index is an unmanaged index that includes 500 widely traded common stocks and is a commonly used measure of stock market performance. It is not possible to invest in an index. Past performance is not indicative of future results.

Line chart with the heading John Hancock Financial Industries Fund Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on March 14, 1996, before sales charge, and is equal to $25,617 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $24,336 as of October 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $24,009 as of October 31, 2000.

Line chart with the heading John Hancock Financial Industries Fund Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the Standard & Poor's 500 Index and is equal to $20,380 as of October 31, 2000. The second line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on January 14, 1997, before sales charge, and is equal to $17,498 as of October 31, 2000. The third line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $17,198 as of October 31, 2000.

Line chart with the heading John Hancock Financial Industries Fund Class C*, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines. The first line represents the value of the hypothetical $10,000 investment made in the John Hancock Financial Industries Fund on March 1, 1999, before sales charge, and is equal to $12,737 as of October 31, 2000. The second line represents the value of the same hypothetical investment made in the John Hancock Financial Industries Fund, after sales charge, and is equal to $12,610 as of October 31, 2000. The third line represents the Standard & Poor's 500 Index and is equal to $11,773 as of October 31, 2000.

*No contingent deferred sales charge applicable.




The Statement of Assets and Liabilities is the Fund's balance sheet and shows the value of what the Fund owns, is due and owes on October 31, 2000. You'll also find the net asset value and the maximum offering price per share as of that date.

Statement of Assets and Liabilities
October 31, 2000
--------------------------------------------------------------
Assets:
Investments at value - Note C:
Common and preferred stocks
(cost - $1,903,090,210)                         $2,875,580,542
Joint repurchase agreement
(cost - $30,460,000)                                30,460,000
Corporate savings account                                  266
                                             -----------------
                                                 2,906,040,808
Receivable for investments sold                      5,283,875
Receivable for shares sold                           2,929,342
Dividends receivable                                 2,112,712
Interest receivable                                      5,906
Deferred organization expense - Note A                   1,860
Other assets                                           397,792
                                             -----------------
Total Assets                                     2,916,772,295
                                             -----------------
Liabilities:
Payable for investments purchased                    5,199,271
Payable for shares repurchased                       1,679,934
Payable to John Hancock Advisers, Inc.
and affiliates - Note B                              2,853,768
Accounts payable and accrued expenses                  421,222
                                             -----------------
Total Liabilities                                   10,154,195
                                             -----------------
Net Assets:
Capital paid-in                                  2,080,061,300
Accumulated net realized loss on
investments and foreign currency
transactions                                      (145,859,537)
Net unrealized appreciation of
investments and foreign currency
transactions                                       972,447,839
Distributions in excess of net
investment income                                      (31,502)
                                             -----------------
Net Assets                                      $2,906,618,100
                                             =================
Net Asset Value Per Share:
(Based on net asset values and shares of beneficial interest outstanding - unlimited number of shares authorized with no
par value)
Class A - $700,615,308/34,762,472                       $20.15
==============================================================
Class B - $2,147,556,425/108,015,133                    $19.88
==============================================================
Class C - $58,446,367/2,940,957                         $19.87
==============================================================
Maximum Offering Price Per Share:
Class A* - ($20.15/95%)                                 $21.21
==============================================================
Class C - ($19.87/99%)                                  $20.07
==============================================================
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

See notes to financial statements.





The Statement of Operations summarizes the Fund's investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Statement of Operations
Year ended October 31, 2000
--------------------------------------------------------------
Investment Income:
Dividends (net of foreign withholding
taxes of $724,526)                                 $38,373,171
Interest (Including income from
securities loaned of $162,329)                       2,495,026
                                             -----------------
                                                    40,868,197
                                             -----------------
Expenses:
Investment management fee - Note B                  19,349,299
Distribution and service fee - Note B
Class A                                              1,810,936
Class B                                             18,283,600
Class C                                                279,147
Transfer agent fee - Note B                          7,064,891
Custodian fee                                          544,462
Accounting and legal service fee --
Note B                                                 485,718
Trustees' fees                                         159,230
Miscellaneous                                          133,764
Printing                                               106,251
Auditing fee                                            25,200
Legal fees                                              14,157
Registration and filing fees                            11,000
Organization expense - Note A                            5,105
Interest expense                                         2,737
                                             -----------------
Total Expenses                                      48,275,497
                                             -----------------
Net Investment loss                                 (7,407,300)
                                             -----------------
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions:
Net realized gain on investments sold                5,340,312
Net realized loss on foreign currency
transactions                                          (879,221)
Change in net unrealized appreciation
(depreciation) of investments                      562,498,475
Change in net unrealized appreciation
(depreciation) of foreign currency
transactions                                           (49,070)
                                             -----------------
Net Realized and Unrealized Gain
on Investments and Foreign Currency
Transactions                                       566,910,496
                                             -----------------
Net Increase in Net Assets Resulting
from Operations                                   $559,503,196
                                             =================

See notes to financial statements.





Statement of Changes in Net Assets
-------------------------------------------------------------------------------
                                                  YEAR ENDED OCTOBER 31,
                                        ---------------------------------------
                                               1999                  2000
                                        -----------------     -----------------
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                   $3,032,864           ($7,407,300)
Net realized gain (loss) on
investments sold and foreign
currency transactions                        (139,058,040)            4,461,091
Change in net unrealized
appreciation/depreciation of
investments and foreign currency
transactions                                  407,910,354           562,449,405
                                        -----------------     -----------------
Net Increase in Net Assets
Resulting from Operations                     271,885,178           559,503,196
                                        -----------------     -----------------
Distributions to Shareholders:

Distributions from
net investment income
Class A - ($0.1409 and none per
share, respectively)                           (8,042,383)                   --
Class B - ($0.0477 and none per
share, respectively)                           (8,379,524)                   --
Distributions in excess of
net investment income
Class A - ($0.0151 and none per
share, respectively)                             (859,947)                   --
Class B - ($0.0051 and none per
share, respectively)                             (896,029)                   --
                                        -----------------     -----------------
Total Distributions to
Shareholders                                  (18,177,883)                   --
                                        -----------------     -----------------
From Fund Share Transactions - Net:*        (890,613,927)         (480,581,462)
                                        -----------------     -----------------
Net Assets:
Beginning of period                         3,464,602,998         2,827,696,366
                                        -----------------     -----------------
End of period (including
distributions in excess of net
investment income of $1,673,324
and $31,502, respectively)                 $2,827,696,366        $2,906,618,100
                                        =================     =================

The Statement of Changes in Net Assets shows how the value of the Fund's net assets has changed since the end of the previous period. The difference reflects earnings less expenses, any investment and foreign currency gains and losses, distributions paid to shareholders and any increase or decrease in money shareholders invested in the Fund. The footnote illustrates the number of Fund shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value.

See notes to financial statements.




Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------
*Analysis of Fund Share Transactions:

                                                                       YEAR ENDED OCTOBER 31,
                                        -----------------------------------------------------------------------------------
                                                         1999                                        2000
                                        ---------------------------------------     ---------------------------------------
                                              SHARES                AMOUNT                SHARES                AMOUNT
                                        -----------------     -----------------     -----------------     -----------------
CLASS A
Shares sold                                    22,959,873          $367,047,792            21,996,198          $362,140,597
Shares issued to shareholders in
reinvestment of distributions                     468,813             7,018,313                    --                    --
                                        -----------------     -----------------     -----------------     -----------------
                                               23,428,686           374,066,105            21,996,198           362,140,597
Less shares repurchased                       (40,240,885)         (641,049,683)          (28,626,543)         (456,996,909)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                  (16,812,199)        ($266,983,578)           (6,630,345)         ($94,856,312)
                                        =================     =================     =================     =================
CLASS B
Shares sold                                    14,373,502          $225,776,066            17,160,863          $284,568,150
Shares issued to shareholders in
reinvestment of distributions                     375,108             5,612,865                    --                    --
                                        -----------------     -----------------     -----------------     -----------------
                                               14,748,610           231,388,931            17,160,863           284,568,150
Less shares repurchased                       (54,992,101)         (860,455,538)          (45,979,889)         (713,267,024)
                                        -----------------     -----------------     -----------------     -----------------
Net decrease                                  (40,243,491)        ($629,066,607)          (28,819,026)        ($428,698,874)
                                        =================     =================     =================     =================
CLASS C**
Shares sold                                       351,885            $5,595,717             2,946,848           $48,896,205
Less shares repurchased                           (10,250)             (159,459)             (347,526)           (5,922,481)
                                        -----------------     -----------------     -----------------     -----------------
Net increase                                      341,635            $5,436,258             2,599,322           $42,973,724
                                        =================     =================     =================     =================

**Class C shares began operations on March 1, 1999.

See notes to financial statements.





Financial Highlights
Selected data for a share of beneficial interest outstanding throughout each period indicated, investment returns, key ratios and supplemental data are listed as follows:
-----------------------------------------------------------------------------------------------------------------------
                                                                  YEAR ENDED OCTOBER 31,
                                  -------------------------------------------------------------------------------------
                                      1996(1)           1997              1998              1999              2000
                                  -------------     -------------     -------------     -------------     -------------
CLASS A
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                 $8.50            $11.03            $14.26            $14.80            $15.92
                                  -------------     -------------     -------------     -------------     -------------
Net Investment Income(2)                   0.02              0.14              0.15              0.10              0.03
Net Realized and Unrealized
Gain on Investments and
Foreign Currency
Transactions                               2.51              3.77              0.52(3)           1.18              4.20
                                  -------------     -------------     -------------     -------------     -------------
Total from Investment Operations           2.53              3.91              0.67              1.28              4.23
                                  -------------     -------------     -------------     -------------     -------------
Less Distributions:

Dividends from Net
Investment Income                            --             (0.03)            (0.11)            (0.14)               --
Distributions in Excess of
Net Investment Income                        --                --                --             (0.02)               --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.65)            (0.02)               --                --
                                  -------------     -------------     -------------     -------------     -------------
Total Distributions                          --             (0.68)            (0.13)            (0.16)               --
                                  -------------     -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $11.03            $14.26            $14.80            $15.92            $20.15
                                  =============     =============     =============     =============     =============
Total Investment Return at
Net Asset Value(4)                       29.76%(5)         37.19%             4.66%             8.69%            26.57%
Total Adjusted Investment
Return at Net Asset
Value(4,6)                               26.04%(5)         36.92%                --                --                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                             $895          $416,698          $861,582          $659,031          $700,615
Ratio of Expenses to Average
Net Assets                                1.20%(7)          1.20%             1.37%             1.39%             1.40%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  7.07%(7)          1.47%                --                --                --
Ratio of Net Investment
Income to Average Net
Assets                                    0.37%(7)          1.10%             0.92%             0.62%             0.21%
Ratio of Adjusted Net
Investment Income (Loss) to
Average Net Assets(8)                    (5.50%)(7)         0.83%                --                --                --
Portfolio Turnover Rate                     31%                6%               30%               40%               48%
Fee Reduction Per Share(2)                $0.38             $0.03                --                --                --

The Financial Highlights summarizes the impact of the following factors on a single share for each period indi cated: the net investment income, gains (losses), distributions and total investment return of each class.
It shows how the Fund's net asset value for a share has changed since the end of the previous period. Additionally, important rela tionships between some items presented in the financial statements are expressed in ratio form.

See notes to financial statements.




Financial Highlights (continued)
-----------------------------------------------------------------------------------------------------
                                                         YEAR ENDED OCTOBER 31,
                                  -------------------------------------------------------------------
                                      1997(1)            1998              1999              2000
                                  -------------     -------------     -------------     -------------
CLASS B
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $11.43            $14.18            $14.70            $15.81
                                  -------------     -------------     -------------     -------------
Net Investment Income
(Loss)(2)                                  0.04              0.03             (0.01)            (0.07)
Net Realized and Unrealized
Gain on Investments and
Foreign Currency
Transactions                               2.71              0.54(3)           1.17              4.14
                                  -------------     -------------     -------------     -------------
Total from Investment Operations           2.75              0.57              1.16              4.07
                                  -------------     -------------     -------------     -------------
Less Distributions:
Dividends from Net
Investment Income                            --             (0.03)            (0.04)               --
Distributions in Excess of
Net Investment Income                        --                --             (0.01)               --
Distributions from Net
Realized Gain on
Investments Sold                             --             (0.02)               --                --
                                  -------------     -------------     -------------     -------------
Total Distributions                          --             (0.05)            (0.05)               --
                                  -------------     -------------     -------------     -------------
Net Asset Value, End of
Period                                   $14.18            $14.70            $15.81            $19.88
                                  =============     =============     =============     =============
Total Investment Return at
Net Asset Value(4)                       24.06%(5)          3.95%             7.93%            25.74%
Total Adjusted Investment
Return at Net Asset
Value(4,6)                               23.85%(5)             --                --                --

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                       $1,308,946        $2,603,021        $2,163,265        $2,147,556
Ratio of Expenses to Average
Net Assets                                1.90%(7)          2.07%             2.07%             2.05%
Ratio of Adjusted Expenses
to Average Net Assets(8)                  2.17%(7)             --                --                --
Ratio of Net Investment
Income (Loss) to Average
Net Assets                                0.40%(7)          0.22%            (0.07%)           (0.44%)
Ratio of Adjusted Net
Investment Income to
Average Net Assets(8)                     0.13%(7)             --                --                --
Portfolio Turnover Rate                      6%               30%               40%               48%
Fee Reduction Per Share(2)                $0.03                --                --                --




Financial Highlights (continued)
-----------------------------------------------------------------
                                   PERIOD ENDED       YEAR ENDED
                                    OCTOBER 31,       OCTOBER 31,
                                      1999(1)            2000
                                  -------------     -------------
CLASS C
Per Share Operating Performance
Net Asset Value, Beginning
of Period                                $15.60            $15.81
                                  -------------     -------------
Net Investment Loss (2)                      --(9)          (0.10)
Net Realized and Unrealized
Gain on Investments and
Foreign Currency
Transactions                               0.21              4.16
                                  -------------     -------------
Total from Investment Operations           0.21              4.06
                                  -------------     -------------
Net Asset Value, End of
Period                                   $15.81            $19.87
                                  =============     =============
Total Investment Return at
Net Asset Value(4)                        1.35%(5)         25.68%

Ratios and Supplemental Data
Net Assets, End of Period
(000s omitted)                           $5,401           $58,446
Ratio of Expenses to Average
Net Assets                                2.06%(7)          2.10%
Ratio of Net Investment Loss
to Average Net Assets                    (0.14%)(7)        (0.57%)
Portfolio Turnover Rate                     40%               48%

(1) Class A, Class B and Class C shares commenced operations on March
    14, 1996, January 14, 1997 and March 1, 1999, respectively.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Amount shown for a share outstanding does not correspond with aggregate net gain (loss) on investments for the period, due to the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5) Not annualized.
(6) An estimated total return calculation which does not take into consideration fee reductions by the Adviser during the periods shown.
(7) Annualized.
(8) Unreimbursed, without fee reduction.
(9) Less than $0.01 per share.

See notes to financial statements.





The Schedule of Investments is a complete list of all securities owned by the Financial Industries Fund on October 31, 2000. It's divided into three main categories: common stocks, preferred stock and short-term investments. The common and preferred stocks are further broken down by industry groups. Short-term investments, which represent the Fund's
"cash" position, are listed last.

Schedule of Investments
October 31, 2000
-----------------------------------------------------------------------------------

                                                         NUMBER OF        MARKET
ISSUER, DESCRIPTION                                       SHARES           VALUE
-------------------                                     ----------     ------------
COMMON STOCKS
Banks - Foreign (5.55%)
Bipop-Carire SpA (Italy)                                 3,500,000      $27,650,000
Dexia, SA (Belgium)                                        163,100       24,484,229
HSBC Holdings Plc (United Kingdom)                       2,404,379       34,285,483
Julius Baer Holding Ltd. (Class B)  (Switzerland)            4,705       23,288,380
Nordic Baltic Holding AB (Sweden)                        4,157,367       30,658,503
Royal Bank of Scotland Group Plc  (United
Kingdom)                                                   936,753       21,043,219
                                                                       ------------
                                                                        161,409,814
                                                                       ------------
Banks - Midwest (2.44%)
Fifth Third Bancorp                                      1,382,275       71,014,378
                                                                       ------------
Banks - Money Center (4.16%)
Bank of New York Co., Inc.                               1,141,500       65,707,594
Citigroup, Inc.                                          1,050,394       55,276,984
                                                                       ------------
                                                                        120,984,578
                                                                       ------------
Banks - Northeast (3.36%)
State Street Corp.                                         784,150       97,814,871
                                                                       ------------
Banks - Superregional (8.17%)
FleetBoston Financial Corp.                                681,999       25,915,962
Mellon Financial Corp.                                   1,177,500       56,814,375
Northern Trust Corp.                                       768,000       65,568,000
PNC Financial Services Group                               389,500       26,047,813
Wells Fargo & Co.                                        1,360,000       62,985,000
                                                                       ------------
                                                                        237,331,150
                                                                       ------------
Broker Services (9.49%)
Consors Discount Broker AG (Germany)*                      199,500       16,064,977
Legg Mason, Inc.                                           327,000       16,983,563
Lehman Brothers Holdings, Inc.                           1,075,200       69,350,400
Merrill Lynch & Co., Inc.                                1,132,400       79,268,000
Schwab (Charles) Corp.                                   2,677,718       94,054,845
                                                                       ------------
                                                                        275,721,785
                                                                       ------------
Computer - Services (6.30%)
Automatic Data Processing, Inc.                            479,000       31,284,688
BISYS Group, Inc.*                                       1,101,400       51,903,475
First Data Corp.                                           871,400       43,678,925
Fiserv, Inc.*                                            1,073,430       56,287,986
                                                                       ------------
                                                                        183,155,074
                                                                       ------------
Computer - Software (1.40%)
Intuit, Inc.*                                              661,000       40,610,187
                                                                       ------------
Finance - Consumer Loans (11.31%)
American Express Co.                                     1,584,320       95,059,200
AmeriCredit Corp.*                                         290,000        7,793,750
Associates First Capital Corp. (Class A)                 1,265,000       46,963,125
Capital One Financial Corp.                                466,300       29,435,187
Household International, Inc.                            1,019,000       51,268,438
MBNA Corp.                                               1,061,062       39,856,141
Metris Cos., Inc.                                          519,850       16,830,144
NextCard, Inc.*                                            915,000        6,976,875
Providian Financial Corp.                                  331,100       34,434,400
                                                                       ------------
                                                                        328,617,260
                                                                       ------------
Finance - Investment Management (9.62%)
Amvescap Plc, American Depositary  Receipts (ADR)
(United Kingdom)                                           774,000       87,752,250
Banca Fideuram SpA (Italy)                               1,430,000       21,963,799
Blackrock, Inc.*                                           400,000       17,050,000
MLP AG (Germany)                                           174,500       23,666,231
Morgan Stanley Dean Witter & Co.                           905,400       72,714,938
Price (T. Rowe) Associates, Inc.                           737,000       34,500,813
Waddell & Reed Financial, Inc. (Class A)                   689,000       21,961,875
                                                                       ------------
                                                                        279,609,906
                                                                       ------------
Finance - Savings & Loan (1.44%)
Golden West Financial Corp.                                403,500       22,621,219
Washington Mutual, Inc.                                    438,500       19,294,000
                                                                       ------------
                                                                         41,915,219
                                                                       ------------
Finance - SBIC & Commercial (0.74%)
Heller Financial, Inc.                                     735,000       21,498,750
                                                                       ------------
Insurance - Brokers (3.40%)
Marsh & McLennan Cos., Inc.                                755,200       98,742,400
                                                                       ------------
Insurance - Life (10.08%)
AFLAC, Inc.                                              1,414,000      103,310,375
American General Corp.                                     696,000       56,028,000
Jefferson-Pilot Corp.                                      494,500       33,996,875
Mediolanum SpA (Italy)                                   1,329,000       19,454,965
Protective Life Corp.                                    1,612,000       37,277,500
Reinsurance Group of America, Inc.                       1,148,650       42,930,794
                                                                       ------------
                                                                        292,998,509
                                                                       ------------
Insurance - Multi Line (4.26%)
Allmerica Financial Corp.                                  738,850       46,593,728
Fortis (NL) NV (Netherlands)                               791,643       24,157,144
Hartford Financial Services Group, Inc.                    714,700       53,200,481
                                                                       ------------
                                                                        123,951,353
                                                                       ------------
Insurance - Property & Casualty (10.48%)
Ace Ltd.                                                   525,000       20,606,250
Ambac Financial Group, Inc.                                959,200       76,556,150
American International Group, Inc.                         827,268       81,072,264
Everest Re Group, Ltd. (Bermuda)                           470,000       27,553,750
MBIA, Inc.                                                 804,799       58,498,827
XL Capital Ltd. (Class A)                                  526,116       40,445,167
                                                                       ------------
                                                                        304,732,408
                                                                       ------------
Mortgage & Real Estate Services (3.18%)
Countrywide Credit Industries, Inc.                        450,000       16,846,875
Fannie Mae                                                 980,325       75,485,025
                                                                       ------------
                                                                         92,331,900
                                                                       ------------
Real Estate Investment Trust - Equity Trust (3.55%)
Apartment Investment & Management Co.  (Class A)           373,000       17,041,438
Arden Realty, Inc.                                         425,000       10,200,000
Brandywine Realty Trust                                    488,000        9,333,000
Equity Office Properties Trust                             762,000       22,955,250
Equity Residential Properties Trust                        221,000       10,400,812
General Growth Properties, Inc.                            377,000       11,121,500
Mack-Cali Realty Corp.                                     160,000        4,340,000
Prentiss Properties Trust                                  150,000        3,806,250
Prime Group Realty Trust                                    50,000          743,750
Reckson Associates Realty Corp.                            580,000       13,122,500
                                                                       ------------
                                                                        103,064,500
                                                                       ------------
TOTAL COMMON STOCKS
(Cost $1,902,977,710)                                      (98.93%)   2,875,504,042
                                                        ----------    -------------
PREFERRED STOCK
Real Estate Investment Trust - Mortgage Trust (0.00%)
Anthracite Capital, Inc., Ser B,  10.00% (r)                 4,500           76,500
                                                                      -------------
TOTAL PREFERRED STOCK
(Cost $112,500)                                             (0.00%)          76,500
                                                        ----------    -------------
TOTAL COMMON AND PREFERRED STOCK
(Cost $1,903,090,210)                                      (98.93%)   2,875,580,542
                                                        ----------    -------------

                                          INTEREST        PAR VALUE
                                            RATE       (000s OMITTED)
                                         ----------     ------------
SHORT-TERM INVESTMENTS
Joint Repurchase Agreement (1.05%)
Investment in a joint repurchase
agreement transaction with
UBS Warburg, Inc. -- Dated
10-31-00, due 11-01-00
(Secured by U.S. Treasury Bonds,
7.125% thru 13.250%,
due 05-15-14 thru 02-15-23) - Note A        6.56%          $30,460       30,460,000
                                                                     --------------
Corporate Savings Account (0.00%)
Investors Bank & Trust Company Daily
Interest Savings Account Current Rate
5.20%                                                                           266
                                                                     --------------
TOTAL SHORT-TERM INVESTMENTS                                (1.05%)      30,460,266
                                                         ---------   --------------
TOTAL INVESTMENTS                                          (99.98%)   2,906,040,808
                                                         ---------   --------------
OTHER ASSETS AND LIABILITIES, NET                           (0.02%)         577,292
                                                         ---------   --------------
TOTAL NET ASSETS                                          (100.00%)  $2,906,618,100
                                                         =========   ==============

NOTES TO THE SCHEDULE OF INVESTMENTS

  * Non-income producing security.

(r) The security listed below is a direct placement security and is restricted as to resale. The Fund has limited rights to registration under the Securities Act of 1933 with respect to restricted securities
    (not including Rule 144A securities). In certain circumstances the Fund may bear a portion of the cost of such registrations; otherwise, such costs would be borne by the issuer. Additional information on this restricted security is as follows:

                                                         MARKET
                                                       VALUE AS A     MARKET
                                                       PERCENTAGE    VALUE AT
                          ACQUISITION   ACQUISITION     OF FUND'S   OCTOBER 31,
                              DATE         COST        NET ASSETS      2000
                          -----------   -----------    ----------   ----------
Anthracite Capital, Inc.
Ser B -
Preferred Stock             05-15-00      $112,500        0.00%       $76,500
                                                          =====       =======

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

See notes to financial statements.





Portfolio Concentration (Unaudited)
----------------------------------------------------------------------------
The Financial Industries Fund invests primarily in equity securities of issuers in the financial sector in the United States and abroad. The concentration of investments by industry category for individual securities held by the Fund is shown in the schedule of investments. In addition, concentration of investments can be aggregated by various countries. The table below shows the percentage of the Fund's investments at October 31, 2000 assigned to the various country categories.

                                   MARKET VALUE
                               AS A PERCENTAGE OF
COUNTRY DIVERSIFICATION         FUND'S NET ASSETS
-----------------------         -----------------
Belgium                                 0.84%
Bermuda                                 0.95
Germany                                 1.37
Italy                                   2.38
Netherlands                             0.83
Sweden                                  1.05
Switzerland                             0.80
United Kingdom                          4.92
United States                          86.84
                                     -------
TOTAL INVESTMENTS                      99.98%
                                     =======

See notes to financial statements.




NOTES TO FINANCIAL STATEMENTS

John Hancock Funds -- Financial Industries Fund

NOTE A --
ACCOUNTING POLICIES

John Hancock Financial Industries Fund (the "Fund") is a diversified series of John Hancock Investment Trust II, an open-end management investment company, registered under the Investment Company Act of 1940. The investment objective of the Fund is to seek capital appreciation.

The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A, Class B and Class C shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service. Shareholders of a class which bears distribution and service expenses under terms of a distribution plan have exclusive voting rights to that distribution plan.

Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days are valued at amortized cost, which approximates market value.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, Inc., may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

FOREIGN CURRENCY TRANSLATION All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis.

Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

EXPENSES The majority of the expenses are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund will be allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

ORGANIZATION EXPENSE Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of the investment operations of the Fund.

BANK BORROWINGS The Fund is permitted to have bank borrowings for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Fund has entered into a syndicated line of credit agreement with various banks. This agreement enables the Fund to participate with other funds managed by the Adviser in an unsecured line of credit with banks which permit borrowings up to $500 million, collectively. Interest is charged to each fund, based on its borrowing. In addition, a commitment fee is charged to each fund based on the average daily unused portion of the line of credit and is allocated among the participating funds. The average daily loan balance during the period for which loans were outstanding amounted to $5,313,000. The weighted average interest rate was 6.28%. Interest expense paid under the line of credit amounted to $2,737. There was no outstanding borrowing under the line of credit on October 31, 2000.

SECURITIES LENDING The Fund may lend its securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. At October 31, 2000, the Fund loaned securities having a market value of $2,181,275 collateralized by the securities in the amount of $3,381,326.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked to market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk if they are offset by the currency amount of the underlying transaction.

The Fund had no open forward foreign currency exchange contracts at October 31, 2000.

FEDERAL INCOME TAXES The Fund qualifies as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income which is distributed to shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $125,709,051 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforward is used by the Fund, no capital gain distributions will be made. The Fund's carry forwards expire as follows:
October 31, 2007 -- $125,709,051.

DIVIDENDS, INTEREST AND DISTRIBUTIONS Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identifies the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes, which are accrued as applicable.

The Fund records all dividends and distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class.

USE OF ESTIMATES The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B --
MANAGEMENT FEE AND TRANSACTIONS
WITH AFFILIATES AND OTHERS

The Fund has an investment management contract with the Adviser. Under the investment management contract, the Fund pays a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.80% of the first $500,000,000 of the Fund's average daily net asset value and (b) 0.75% of the Fund's average daily net asset value in excess of $500,000,000.

The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly owned subsidiary of the Adviser. To reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A, Class B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund makes payments to JH Funds, at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets, to reimburse JH Funds for its distribution and service costs. A maximum of 0.25% of such payments may be service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

During the year ended October 31, 2000, JH Funds received net up-front sales charges of $578,009 with regard to sales of Class A shares. Of this amount, $83,609 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $238,417 was paid as sales commissions to unrelated broker-dealers and $255,983 was paid as sales commissions to sales personnel of Signator Investors, Inc. ("Signator Investors"), a related broker-dealer. The Adviser's indirect parent, John Hancock Life Insurance Company ("JHLICo"), is the indirect sole shareholder of Signator Investors. Effective May 1, 2000, all Class C share retail purchases are assessed a 1.00% up-front sales charge. During the year ended October 31, 2000, JH Funds received net up-front sales charges of $241,661 with regard to sales of Class C shares. Of this amount, $236,285 was paid as sales commissions to unrelated broker-dealers and $5,376 was paid as sales commissions to sales personnel of Signator Investors.

Class B shares which are redeemed within six years of purchase are subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which are redeemed within one year of purchase will be subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs are paid to JH Funds and are used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B and Class C shares. For the year ended October 31, 2000, CDSCs received by JH Funds amounted to $12,561,305 for Class B shares and $26,304 for Class C shares.

The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. ("Signature Services"), an indirect subsidiary of JHLICo. The Fund pays monthly transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses.

The Fund has an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the year was at an annual rate of less than 0.02% of the average net assets of the Fund.

Mr. Stephen L. Brown and Ms. Maureen R. Ford are directors and/or officers of the Adviser and/or its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability are recorded on the Fund's books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the year ended October 31, 2000, aggregated $1,225,116,823 and $1,649,963,101, respectively. There were no purchases or sales of obli-gations of the U.S. government and its agencies during the year ended October 31, 2000.

The cost of investments owned at October 31, 2000 (including short-term investments) for federal income tax purposes was $1,951,340,585. Gross unrealized appreciation and depreciation of investments aggregated $996,818,205 and $42,118,248, respectively, resulting in net unrealized appreciation of $954,699,957.

NOTE D --
RECLASSIFICATION OF ACCOUNTS

During the year ended October 31, 2000, the Fund has reclassified amounts to reflect a decrease in net realized loss on investments of $1,211,972, a decrease in distribution in excess of net investment income of $9,049,122 and a decrease in capital paid-in of $10,261,094. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of October 31, 2000. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the treatment of net operating loss, of Passive Foreign Investment Companies, of real estate investment trusts (REITs), and of net realized loss on foreign currency transactions in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles. The calculation of net investment income (loss) per share in the financial highlights excludes these adjustments.



REPORT OF INDEPENDENT AUDITORS

To the Shareholders of John Hancock Financial Industries Fund and the Trustees of John Hancock Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Financial Industries Fund (the "Fund") (a series of John Hancock Investment Trust II), at October 31, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at October 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 8, 2000



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John Hancock Funds, Inc.
Member NASD
101 Huntington Avenue
Boston, MA 02199-7603

1-800-225-5291
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1-800-338-8080 EASI-Line

www.jhfunds.com

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This report is for the information of the shareholders of the John Hancock
Financial Industries Fund. It is not authorized for distribution to prospective investors unless it is preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.

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